UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2016

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

VSC-SEM

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Gramercy Property Trust, Inc., REIT	1.6%
Medical Properties Trust, Inc., REIT	1.6%
Fleetmatics Group PLC	1.5%
Paylocity Holding Corp.	1.5%
HNI Corp.	1.4%
Store Capital Corp., REIT	1.4%
PrivateBancorp, Inc.	1.4%
NRG Energy, Inc.	1.4%
Rice Energy, Inc.	1.4%
WP GLIMCHER, Inc., REIT	1.4%

Equity sectors
Financial Services	25.0%
Technology	15.7%
Health Care	12.2%
Industrial Goods & Services	8.7%
Special Products & Services	7.2%
Basic Materials	5.5%
Leisure	5.1%
Utilities & Communications	4.6%
Retailing	4.1%
Consumer Staples	3.9%
Energy	3.7%
Autos & Housing	2.3%
Transportation	1.7%

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Small Cap Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.54%	$1,000.00	$1,052.08	$2.76
	Hypothetical (h)	0.54%	$1,000.00	$1,022.18	$2.72
Service Class	Actual	0.79%	$1,000.00	$1,050.71	$4.03
	Hypothetical (h)	0.79%	$1,000.00	$1,020.93	$3.97

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Airlines – 1.7%
Hawaiian Holdings, Inc. (a)	17,587	$667,600
SkyWest, Inc.	39,800	1,053,108

		$1,720,708

Apparel Manufacturers – 1.0%
Sequential Brands Group, Inc. (a)	124,789	$995,816

Automotive – 0.1%
Cooper Tire & Rubber Co.	2,716	$80,991

Biotechnology – 3.4%
Acorda Therapeutics, Inc. (a)	20,315	$518,134
AMAG Pharmaceuticals, Inc. (a)	18,555	443,836
Applied Genetic Technologies Corp. (a)	30,314	428,337
Five Prime Therapeutics. Inc. (a)	14,518	600,319
MiMedx Group, Inc. (a)(l)	127,462	1,017,147
Myriad Genetics, Inc. (a)	15,983	489,080

		$3,496,853

Brokerage & Asset Managers – 0.2%
KCG Holdings, Inc., “A” (a)	16,787	$223,267

Business Services – 5.3%
Barrett Business Services, Inc.	14,656	$605,586
Forrester Research, Inc.	34,755	1,281,069
RE/MAX Holdings, Inc., “A”	32,669	1,315,254
Resources Connection, Inc.	42,683	630,855
Travelport Worldwide Ltd.	22,579	291,043
Univar, Inc. (a)	70,051	1,324,664

		$5,448,471

Chemicals – 0.7%
Huntsman Corp.	11,627	$156,383
Rayonier Advanced Materials, Inc.	43,270	588,039

		$744,422

Computer Software – 5.0%
Aspen Technology, Inc. (a)	15,903	$639,937
Cornerstone OnDemand, Inc. (a)	15,220	579,273
Gigamon, Inc. (a)	29,024	1,085,207
Manhattan Associates, Inc. (a)	4,286	274,861
Paylocity Holding Corp. (a)	34,749	1,501,157
SecureWorks Corp. (a)	74,640	1,052,424

		$5,132,859

Computer Software – Systems – 5.2%
CACI International, Inc., “A” (a)	6,294	$569,041
EPAM Systems, Inc. (a)	17,991	1,157,001
Fleetmatics Group PLC (a)	36,355	1,575,262
NCR Corp. (a)	47,913	1,330,544
Rapid7, Inc. (a)(l)	24,054	302,599
Vantiv, Inc., “A” (a)	7,512	425,179

		$5,359,626

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 2.2%
Interface, Inc.	66,819	$1,018,990
Lennox International, Inc.	4,068	580,097
Patrick Industries, Inc. (a)	2,341	141,139
Pool Corp.	6,272	589,756

		$2,329,982

Consumer Services – 2.0%
Capella Education Co.	4,134	$217,614
Carriage Services, Inc.	52,929	1,253,359
K12, Inc. (a)	14,756	184,302
ServiceMaster Global Holdings, Inc. (a)	10,009	398,358

		$2,053,633

Containers – 1.4%
Graphic Packaging Holding Co.	7,310	$91,667
Multi Packaging Solutions International Ltd. (a)	76,743	1,024,519
Owens-Illinois, Inc. (a)	17,949	323,261

		$1,439,447

Electrical Equipment – 1.5%
MSC Industrial Direct Co., Inc., “A”	1,067	$75,288
TriMas Corp. (a)	70,357	1,266,426
WESCO International, Inc. (a)	3,418	175,993

		$1,517,707

Electronics – 2.8%
Diodes, Inc. (a)	9,602	$180,422
Jabil Circuit, Inc.	32,652	603,082
Sanmina Corp. (a)	31,731	850,708
Tessera Technologies, Inc.	15,936	488,279
Ultratech, Inc. (a)	26,747	614,379
Vishay Intertechnology, Inc.	14,367	178,007

		$2,914,877

Energy – Independent – 3.4%
Alon USA Energy, Inc.	32,279	$209,168
PBF Energy, Inc., “A”	20,587	489,559
PDC Energy, Inc. (a)	20,941	1,206,411
Rice Energy, Inc. (a)	66,046	1,455,654
Westmoreland Coal Co. (a)	17,722	168,713

		$3,529,505

Entertainment – 0.5%
Ascent Capital Group, Inc., “A” (a)	36,220	$557,426

Food & Beverages – 3.9%
Darling Ingredients, Inc. (a)	64,130	$955,537
Dean Foods Co.	49,714	899,326
Sanderson Farms, Inc. (l)	4,722	409,114
Snyders-Lance, Inc.	19,682	667,023
SpartannNash Co.	20,343	622,089
TreeHouse Foods, Inc. (a)	4,282	439,547

		$3,992,636

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MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 0.2%
SUPERVALU, Inc. (a)	43,481	$205,230

Forest & Paper Products – 0.2%
Domtar Corp.	4,968	$173,930

Gaming & Lodging – 0.9%
Isle of Capri Casinos, Inc. (a)	24,663	$451,826
Penn National Gaming, Inc. (a)	33,192	463,028

		$914,854

Health Maintenance Organizations – 1.1%
Centene Corp. (a)	11,620	$829,319
Molina Healthcare, Inc. (a)	6,850	341,815

		$1,171,134

Insurance – 3.3%
Federated National Holding Co., “C”	3,999	$76,141
Hanover Insurance Group, Inc.	1,332	112,714
HCI Group, Inc.	16,339	445,728
Heritage Insurance Holdings, Inc.	24,248	290,249
Maiden Holdings Ltd.	5,417	66,304
Safety Insurance Group, Inc.	9,095	560,070
Third Point Reinsurance Ltd. (a)	33,750	395,550
United Insurance Holdings Co.	24,045	393,857
Validus Holdings Ltd.	21,877	1,063,003

		$3,403,616

Internet – 1.2%
DHI Group, Inc. (a)	8,022	$49,977
Rubicon Project, Inc. (a)	12,978	177,150
Stamps.com, Inc. (a)	6,243	545,763
Web.Com Group, Inc. (a)	23,738	431,557

		$1,204,447

Machinery & Tools – 7.3%
Allison Transmission Holdings, Inc.	29,865	$843,089
Colfax Corp. (a)	9,714	257,032
Columbus McKinnon Corp.	35,141	497,245
Greenbrier Cos., Inc. (l)	20,141	586,707
Herman Miller, Inc.	5,954	177,965
HNI Corp.	32,122	1,493,352
IPG Photonics Corp. (a)	13,515	1,081,200
Park-Ohio Holdings Corp.	14,877	420,722
Regal Beloit Corp.	6,429	353,916
SPX Corp. (a)	33,465	496,955
SPX FLOW, Inc. (a)	51,209	1,335,019

		$7,543,202

Medical & Health Technology & Services – 0.2%
Adeptus Health, Inc., “A” (a)(l)	2,518	$130,080
Albany Molecular Research, Inc. (a)(l)	3,270	43,949

		$174,029

Medical Equipment – 4.9%
AtriCure, Inc. (a)	15,420	$217,885
Biotelemetry, Inc. (a)	30,110	490,793
Cepheid, Inc. (a)	7,074	217,526

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
CONMED Corp.	6,241	$297,883
NxStage Medical, Inc. (a)	36,682	795,266
OraSure Technologies, Inc. (a)	213,951	1,264,450
Steris PLC	6,922	475,888
VWR Corp. (a)	45,648	1,319,227

		$5,078,918

Metals & Mining – 1.9%
Olympic Steel, Inc.	29,959	$818,180
Ryerson Holding Corp. (a)	28,120	492,100
Schnitzer Steel Industries, Inc., “A”	39,060	687,456

		$1,997,736

Network & Telecom – 1.6%
Ixia (a)	110,747	$1,087,536
NeuStar, Inc., “A” (a)(l)	24,053	565,486

		$1,653,022

Oil Services – 0.2%
Superior Energy Services, Inc.	14,060	$258,845

Other Banks & Diversified Financials – 10.9%
Altisource Portfolio Solutions S.A. (a)	23,369	$650,593
BancorpSouth, Inc.	57,408	1,302,588
Berkshire Hills Bancorp, Inc.	10,520	283,198
BofI Holding, Inc. (a)(l)	29,421	521,046
Brookline Bancorp, Inc.	24,229	267,246
Cathay General Bancorp, Inc.	35,888	1,012,042
East West Bancorp, Inc.	38,495	1,315,759
Encore Capital Group, Inc. (a)(l)	9,823	231,135
First Interstate BancSystem, Inc.	38,075	1,069,908
Nelnet, Inc., “A”	13,921	483,755
OneMain Holdings, Inc. (a)	16,890	385,430
PacWest Bancorp	15,699	624,506
Popular, Inc.	17,636	516,735
PrivateBancorp, Inc.	33,679	1,482,886
Regional Management Corp. (a)	33,397	489,600
Western Alliance Bancorp. (a)	20,536	670,500

		$11,306,927

Pharmaceuticals – 2.6%
Amphastar Pharmaceuticals, Inc. (a)	44,439	$716,357
Catalent, Inc. (a)	23,158	532,402
Sucampo Pharmaceuticals, Inc. (a)	39,100	428,927
TherapeuticsMD, Inc. (a)(l)	123,491	1,049,674

		$2,727,360

Printing & Publishing – 1.1%
Quad/Graphics, Inc.	25,310	$589,470
R.R. Donnelley & Sons Co.	32,426	548,648

		$1,138,118

Real Estate – 10.5%
Ashford Hospitality Trust, REIT	69,708	$374,332
Corporate Office Properties Trust, REIT	9,259	273,789
Equity Commonwealth, REIT (a)	8,446	246,032
Gaming and Leisure Properties, Inc., REIT	15,358	529,544

5

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Gramercy Property Trust, Inc., REIT	177,539	$1,636,910
Hospitality Properties Trust, REIT	18,534	533,779
Mack-Cali Realty Corp., REIT	16,403	442,881
Medical Properties Trust, Inc., REIT	107,039	1,628,063
Mid-America Apartment Communities, Inc., REIT	12,316	1,310,422
Ryman Hospitality Properties, Inc., REIT	5,141	260,392
Sovran Self Storage, Inc., REIT	2,049	214,981
Store Capital Corp., REIT	50,393	1,484,074
Tanger Factory Outlet Centers, Inc., REIT	13,487	541,908
WP GLIMCHER, Inc., REIT	126,421	1,414,651

		$10,891,758

Restaurants – 2.6%
BJ’s Restaurants, Inc. (a)	6,154	$269,730
Brinker International, Inc.	25,588	1,165,022
Carrols Restaurant Group, Inc. (a)	41,363	492,220
Chuy’s Holdings, Inc. (a)	21,670	749,999

		$2,676,971

Specialty Chemicals – 1.3%
A. Schulman, Inc.	23,810	$581,440
Trinseo S.A.	17,423	747,969

		$1,329,409

Specialty Stores – 2.9%
American Eagle Outfitters, Inc.	35,849	$571,075
Citi Trends, Inc.	17,280	268,358
Express, Inc. (a)	39,254	569,576
Sally Beauty Holdings, Inc. (a)	8,640	254,102
Urban Outfitters, Inc. (a)	50,281	1,382,728

		$3,045,839

Telecommunications – Wireless – 0.2%
Telephone and Data Systems, Inc.	7,398	$219,425

Telephone Services – 0.9%
Shenandoah Telecommunications Co.	24,977	$975,602

Utilities – Electric Power – 3.0%
Dynegy, Inc. (a)	57,180	$985,783
NRG Energy, Inc.	97,412	1,460,206
PNM Resources, Inc.	4,367	154,766
Spark Energy, Inc., “A”	16,875	557,719

		$3,158,474

Utilities – Water – 0.4%
American States Water Co.	8,389	$367,606

Total Common Stocks (Identified Cost, $91,311,535)		$103,154,678

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
OTHER BANKS & DIVERSIFIED FINANCIALS – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (Identified Cost, $0) (a)	10.75	11/06/14	318	$19

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	591,770	$591,770

COLLATERAL FOR SECURITIES LOANED – 2.5%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	2,642,743	$2,642,743

Total Investments (Identified Cost, $94,246,620)		$106,389,210

OTHER ASSETS, LESS LIABILITIES – (2.8)%		(2,946,387)

NET ASSETS – 100.0%		$103,442,823

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $93,654,850)	$105,797,440
Underlying affiliated funds, at cost and value	591,770
Total investments, at value, including $2,610,492 of securities on loan (identified cost, $94,246,620)	$106,389,210
Receivables for
Investments sold	8,763,601
Fund shares sold	153
Interest and dividends	105,644
Other assets	652
Total assets		$115,259,260
Liabilities
Payables for
Investments purchased	$8,897,890
Fund shares reacquired	194,536
Collateral for securities loaned, at value	2,642,743
Payable to affiliates
Investment adviser	2,306
Shareholder servicing costs	33
Distribution and/or service fees	1,022
Accrued expenses and other liabilities	77,907
Total liabilities		$11,816,437
Net assets		$103,442,823
Net assets consist of
Paid-in capital	$77,327,763
Unrealized appreciation (depreciation) on investments	12,142,590
Accumulated net realized gain (loss) on investments	12,513,875
Undistributed net investment income	1,458,595
Net assets		$103,442,823
Shares of beneficial interest outstanding		8,136,147

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$26,714,678	2,065,833	$12.93
Service Class	76,728,145	6,070,314	12.64

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$764,925
Interest	18,300
Dividends from underlying affiliated funds	1,124
Foreign taxes withheld	(846)
Total investment income		$783,503
Expenses
Management fee	$205,808
Distribution and/or service fees	96,041
Shareholder servicing costs	2,902
Administrative services fee	12,954
Independent Trustees’ compensation	2,053
Custodian fee	11,943
Shareholder communications	12,360
Audit and tax fees	25,615
Legal fees	487
Miscellaneous	5,854
Total expenses		$376,017
Reduction of expenses by investment adviser	(3,683)
Net expenses		$372,334
Net investment income		$411,169
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$2,004,431
Change in unrealized appreciation (depreciation) on investments		$2,538,747
Net realized and unrealized gain (loss) on investments		$4,543,178
Change in net assets from operations		$4,954,347

See Notes to Financial Statements

8

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$411,169	$1,047,529
Net realized gain (loss) on investments	2,004,431	10,737,614
Net unrealized gain (loss) on investments	2,538,747	(16,581,664)
Change in net assets from operations	$4,954,347	$(4,796,521)
Distributions declared to shareholders
From net investment income	$—	$(483,370)
From net realized gain on investments	—	(21,499,235)
Total distributions declared to shareholders	$—	$(21,982,605)
Change in net assets from fund share transactions	$(12,100,684)	$1,824,222
Total change in net assets	$(7,146,337)	$(24,954,904)
Net assets
At beginning of period	110,589,160	135,544,064
At end of period (including undistributed net investment income of $1,458,595 and $1,047,426, respectively)	$103,442,823	$110,589,160

See Notes to Financial Statements

9

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16 (unaudited)		Years ended 12/31
			2015	2014	2013	2012	2011

Net asset value, beginning of period	$12.29		$16.04	$18.24	$13.57	$12.42	$13.12
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.15	$0.10	$0.11	$0.16	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		(0.94)	1.16	5.91	1.68	(0.75)
Total from investment operations	$0.64		$(0.79)	$1.26	$6.02	$1.84	$(0.64)
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.18)	$(0.28)	$(0.08)	$(0.06)
From net realized gain on investments	—		(2.86)	(3.28)	(1.07)	(0.61)	—
Total distributions declared to shareholders	$—		$(2.96)	$(3.46)	$(1.35)	$(0.69)	$(0.06)
Net asset value, end of period (x)	$12.93		$12.29	$16.04	$18.24	$13.57	$12.42
Total return (%) (k)(r)(s)(x)	5.21	(n)	(4.15)	7.29	45.71	14.74	(4.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.54	0.51	0.51	0.58	0.70
Expenses after expense reductions (f)	0.54	(a)	0.53	0.50	0.51	N/A	0.61
Net investment income	0.99	(a)	1.03	0.56	0.68	1.22	0.83
Portfolio turnover	38	(n)	78	67	69	82	37
Net assets at end of period (000 omitted)	$26,715		$27,795	$31,323	$33,401	$29,429	$71,405

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.03		$15.75	$17.96	$13.38	$12.26	$12.95
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.12	$0.05	$0.07	$0.15	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		(0.93)	1.15	5.82	1.63	(0.72)
Total from investment operations	$0.61		$(0.81)	$1.20	$5.89	$1.78	$(0.66)
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.13)	$(0.24)	$(0.05)	$(0.03)
From net realized gain on investments	—		(2.86)	(3.28)	(1.07)	(0.61)	—
Total distributions declared to shareholders	$—		$(2.91)	$(3.41)	$(1.31)	$(0.66)	$(0.03)
Net asset value, end of period (x)	$12.64		$12.03	$15.75	$17.96	$13.38	$12.26
Total return (%) (k)(r)(s)(x)	5.07	(n)	(4.38)	7.04	45.33	14.39	(5.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.76	0.76	0.83	0.94
Expenses after expense reductions (f)	0.79	(a)	0.78	0.75	0.76	N/A	0.85
Net investment income	0.73	(a)	0.79	0.30	0.42	1.11	0.50
Portfolio turnover	38	(n)	78	67	69	82	37
Net assets at end of period (000 omitted)	$76,728		$82,794	$104,221	$121,036	$114,552	$117,293

See Notes to Financial Statements

10

MFS Blended Research Small Cap Equity Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Blended Research Small Cap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$103,154,678	$—	$19	$103,154,697
Mutual Funds	3,234,513	—	—	3,234,513
Total Investments	$106,389,191	$—	$19	$106,389,210

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/15	$22
Change in unrealized appreciation (depreciation)	(3)
Balance as of 6/30/16	$19

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2016 is $(3). At June 30, 2016, the fund held one level 3 security.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,610,492. The fair value of the fund’s investment securities on loan and a related liability of $2,642,743 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

13

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$5,188,759
Long-term capital gains	16,793,846
Total distributions	$21,982,605

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$94,917,383
Gross appreciation	16,370,608
Gross depreciation	(4,898,781)
Net unrealized appreciation (depreciation)	$11,471,827

As of 12/31/15
Undistributed ordinary income	$1,047,426
Undistributed long-term capital gain	10,876,432
Other temporary differences	4,347
Net unrealized appreciation (depreciation)	9,232,508

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$191,909	$—	$5,442,517
Service Class	—	291,461	—	16,056,718
Total	$—	$483,370	$—	$21,499,235

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $3,683, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016 the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $2,259, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $643.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0251% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $107 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

15

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $39,893,230 and $50,748,792, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	54,472	$661,304	390,290	$6,180,402
Service Class	49,646	585,596	416,794	5,331,479
	104,118	$1,246,900	807,084	$11,511,881
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	477,899	$5,634,426
Service Class	—	—	1,415,427	16,348,179
	—	$—	1,893,326	$21,982,605
Shares reacquired
Initial Class	(250,216)	$(3,016,520)	(559,295)	$(8,370,958)
Service Class	(862,839)	(10,331,064)	(1,565,716)	(23,299,306)
	(1,113,055)	$(13,347,584)	(2,125,011)	$(31,670,264)
Net change
Initial Class	(195,744)	$(2,355,216)	308,894	$3,443,870
Service Class	(813,193)	(9,745,468)	266,505	(1,619,648)
	(1,008,937)	$(12,100,684)	575,399	$1,824,222

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $278 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,188,569	10,278,419	(10,875,218)	591,770

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,124	$591,770

16

MFS Blended Research Small Cap Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VCA-SEM

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Conservative Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	17.0%
MFS Limited Maturity Portfolio	11.9%
MFS Government Securities Portfolio	10.0%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Value Series	6.0%
MFS Research Series	6.0%
MFS Growth Series	6.0%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.0%
MFS Mid Cap Value Portfolio	3.9%
MFS Research International Portfolio	3.9%
MFS Global Real Estate Portfolio	2.0%
MFS International Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
Cash & Cash Equivalents	0.3%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

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MFS Conservative Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.02%	$1,000.00	$1,045.09	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.76	$0.10
Service Class	Actual	0.27%	$1,000.00	$1,044.14	$1.37
	Hypothetical (h)	0.27%	$1,000.00	$1,023.52	$1.36

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

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MFS Conservative Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.7%
MFS Global Governments Portfolio – Initial Class	4,979,206	$53,775,419
MFS Global Real Estate Portfolio – Initial Class	897,431	13,649,931
MFS Government Securities Portfolio – Initial Class	5,067,156	67,139,812
MFS Growth Series – Initial Class	998,837	40,153,253
MFS High Yield Portfolio – Initial Class	5,771,572	33,590,547
MFS Inflation-Adjusted Bond Portfolio – Initial Class	6,535,489	67,054,113
MFS International Growth Portfolio – Initial Class	1,035,502	13,264,786
MFS International Value Portfolio – Initial Class	570,283	13,413,058
MFS Limited Maturity Portfolio – Initial Class	7,783,031	80,243,048
MFS Mid Cap Growth Series – Initial Class	3,215,050	26,781,365
MFS Mid Cap Value Portfolio – Initial Class	3,204,746	26,631,443
MFS New Discovery Series – Initial Class	430,414	6,723,069
MFS New Discovery Value Portfolio – Initial Class	657,508	6,693,434
MFS Research International Portfolio – Initial Class	1,949,842	26,166,883
MFS Research Series – Initial Class	1,459,634	40,388,074
MFS Total Return Bond Series – Initial Class	8,320,992	114,330,434
MFS Value Series – Initial Class	2,058,643	40,411,161

Total Underlying Affiliated Funds (Identified Cost, $620,405,737)		$670,409,830

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	1,473,136	$1,473,136

Total Investments (Identified Cost, $621,878,873)		$671,882,966

OTHER ASSETS, LESS LIABILITIES – 0.1%		536,080

NET ASSETS – 100.0%		$672,419,046

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Underlying affiliated funds, at value (identified cost, $621,878,873)	$671,882,966
Receivables for
Investments sold	1,396,580
Fund shares sold	104,035
Other assets	2,785
Total assets		$673,386,366
Liabilities
Payable for fund shares reacquired	$912,359
Payable to affiliates
Administrator	96
Shareholder servicing costs	91
Distribution and/or service fees	9,083
Accrued expenses and other liabilities	45,691
Total liabilities		$967,320
Net assets		$672,419,046
Net assets consist of
Paid-in capital	$587,101,657
Unrealized appreciation (depreciation) on investments	50,004,093
Accumulated net realized gain (loss) on investments	20,110,099
Undistributed net investment income	15,203,197
Net assets		$672,419,046
Shares of beneficial interest outstanding		58,010,614

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,297,539	198,157	$11.59
Service Class	670,121,507	57,812,457	11.59

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net Investment loss
Dividends from underlying affiliated funds		$2,672
Expenses
Distribution and/or service fees	836,134
Shareholder servicing costs	7,679
Administrative services fee	8,701
Independent Trustees’ compensation	7,067
Custodian fee	12,971
Shareholder communications	5,786
Audit and tax fees	18,679
Legal fees	3,022
Miscellaneous	9,935
Total expenses		$909,974
Net investment loss		$(907,302)
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments in underlying affiliated funds (identified cost basis)		$(311,751)
Change in unrealized appreciation (depreciation) on investments		$30,429,211
Net realized and unrealized gain (loss) on investments		$30,117,460
Change in net assets from operations		$29,210,158

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income (loss)	$(907,302)	$13,612,904
Net realized gain (loss) on investments	(311,751)	24,265,180
Net unrealized gain (loss) on investments	30,429,211	(40,129,850)
Change in net assets from operations	$29,210,158	$(2,251,766)
Distributions declared to shareholders
From net investment income	$—	$(22,918,433)
From net realized gain on investments	—	(16,300,973)
Total distributions declared to shareholders	$—	$(39,219,406)
Change in net assets from fund share transactions	$(50,405,103)	$(69,637,626)
Total change in net assets	$(21,194,945)	$(111,108,798)
Net assets
At beginning of period	693,613,991	804,722,789
At end of period (including undistributed net investment income of $15,203,197 and $16,110,499, respectively)	$672,419,046	$693,613,991

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.09		$11.79	$11.61	$11.80	$11.47	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.24	$0.20	$0.11	$0.14	$0.19
Net realized and unrealized gain (loss) on investments	0.50		(0.27)	0.34	0.97	0.88	(0.08)
Total from investment operations	$0.50		$(0.03)	$0.54	$1.08	$1.02	$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.22)	$(0.37)	$(0.35)	$(0.17)
From net realized gain on investments	—		(0.26)	(0.14)	(0.90)	(0.34)	(0.26)
Total distributions declared to shareholders	$—		$(0.67)	$(0.36)	$(1.27)	$(0.69)	$(0.43)
Net asset value, end of period (x)	$11.59		$11.09	$11.79	$11.61	$11.80	$11.47
Total return (%) (k)(r)(s)(x)	4.51	(n)	(0.19)	4.61	9.82	8.90	0.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.01	0.02	0.03	0.16	0.20
Expenses after expense reductions (f)(h)	N/A		N/A	0.02	0.03	N/A	N/A
Net investment income (loss) (l)	(0.02	)(a)	2.06	1.66	0.93	1.14	1.57
Portfolio turnover	0	(b)(n)	2	1	1	57	7
Net assets at end of period (000 omitted)	$2,298		$2,419	$2,948	$4,167	$5,024	$5,505

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.10		$11.80	$11.61	$11.80	$11.46	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.21	$0.16	$0.07	$0.14	$0.18
Net realized and unrealized gain (loss) on investments	0.51		(0.28)	0.36	0.98	0.86	(0.11)
Total from investment operations	$0.49		$(0.07)	$0.52	$1.05	$1.00	$0.07
Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.19)	$(0.34)	$(0.32)	$(0.14)
From net realized gain on investments	—		(0.26)	(0.14)	(0.90)	(0.34)	(0.26)
Total distributions declared to shareholders	$—		$(0.63)	$(0.33)	$(1.24)	$(0.66)	$(0.40)
Net asset value, end of period (x)	$11.59		$11.10	$11.80	$11.61	$11.80	$11.46
Total return (%) (k)(r)(s)(x)	4.41	(n)	(0.49)	4.41	9.52	8.72	0.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.26	0.27	0.28	0.41	0.45
Expenses after expense reductions (f)(h)	N/A		N/A	0.27	0.28	N/A	N/A
Net investment income (loss) (l)	(0.27	)(a)	1.80	1.36	0.62	1.14	1.52
Portfolio turnover	0	(b)(n)	2	1	1	57	7
Net assets at end of period (000 omitted)	$670,122		$691,195	$801,775	$896,495	$966,119	$944,392

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(b)	Less than 0.5%.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period

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MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$671,882,966	$—	$—	$671,882,966

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally

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MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$23,558,959
Long-term capital gains	15,660,447
Total distributions	$39,219,406

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$623,870,730
Gross appreciation	52,677,146
Gross depreciation	(4,664,910)
Net unrealized appreciation (depreciation)	$48,012,236

As of 12/31/15
Undistributed ordinary income	$17,225,137
Undistributed long-term capital gain	21,299,069
Net unrealized appreciation (depreciation)	17,583,025

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

12

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$90,913	$—	$59,167
Service Class	—	22,827,520	—	16,241,806
Total	$—	$22,918,433	$—	$16,300,973

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $7,385, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $294.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0026% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $687 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

13

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of shares of underlying funds aggregated $1,525,212 and $52,826,333, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,644	$18,357	7,632	$88,950
Service Class	1,062,618	11,816,452	1,146,428	13,061,183
	1,064,262	$11,834,809	1,154,060	$13,150,133
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	13,706	$150,080
Service Class	—	—	3,561,470	39,069,326
	—	$—	3,575,176	$39,219,406
Shares reacquired
Initial Class	(21,701)	$(245,356)	(53,123)	$(614,622)
Service Class	(5,542,122)	(61,994,556)	(10,383,557)	(121,392,543)
	(5,563,823)	$(62,239,912)	(10,436,680)	$(122,007,165)
Net change
Initial Class	(20,057)	$(226,999)	(31,785)	$(375,592)
Service Class	(4,479,504)	(50,178,104)	(5,675,659)	(69,262,034)
	(4,499,561)	$(50,405,103)	(5,707,444)	$(69,637,626)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,798 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	5,633,477	8,333	(662,604)	4,979,206
MFS Global Real Estate Portfolio	1,019,428	6,674	(128,671)	897,431
MFS Government Securities Portfolio	5,456,783	4,216	(393,843)	5,067,156
MFS Growth Series	1,029,754	4,389	(35,306)	998,837
MFS High Yield Portfolio	6,382,403	399	(611,230)	5,771,572
MFS Inflation-Adjusted Bond Portfolio	7,070,601	1,878	(536,990)	6,535,489
MFS Institutional Money Market Portfolio	1,149,393	27,750,314	(27,426,571)	1,473,136
MFS International Growth Portfolio	1,094,122	8,908	(67,528)	1,035,502
MFS International Value Portfolio	614,314	2,193	(46,224)	570,283
MFS Limited Maturity Portfolio	8,224,344	4,820	(446,133)	7,783,031
MFS Mid Cap Growth Series	3,366,479	15,618	(167,047)	3,215,050
MFS Mid Cap Value Portfolio	3,511,261	16,491	(323,006)	3,204,746
MFS New Discovery Series	444,995	6,983	(21,564)	430,414
MFS New Discovery Value Portfolio	727,727	3,921	(74,140)	657,508
MFS Research International Portfolio	1,987,890	22,528	(60,576)	1,949,842
MFS Research Series	1,550,650	3,314	(94,330)	1,459,634
MFS Total Return Bond Series	9,080,676	3,092	(762,776)	8,320,992
MFS Value Series	2,245,652	4,446	(191,455)	2,058,643

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(512,747)	$—	$—	$53,775,419
MFS Global Real Estate Portfolio	294,046	—	—	13,649,931
MFS Government Securities Portfolio	(205,809)	—	—	67,139,812
MFS Growth Series	376,492	—	—	40,153,253
MFS High Yield Portfolio	(388,199)	—	—	33,590,547
MFS Inflation-Adjusted Bond Portfolio	(454,610)	—	—	67,054,113
MFS Institutional Money Market Portfolio	—	—	2,672	1,473,136
MFS International Growth Portfolio	45,140	—	—	13,264,786
MFS International Value Portfolio	277,022	—	—	13,413,058
MFS Limited Maturity Portfolio	(50,519)	—	—	80,243,048
MFS Mid Cap Growth Series	73,537	—	—	26,781,365
MFS Mid Cap Value Portfolio	(89,170)	—	—	26,631,443
MFS New Discovery Series	(39,786)	—	—	6,723,069
MFS New Discovery Value Portfolio	19,551	—	—	6,693,434
MFS Research International Portfolio	(2,466)	—	—	26,166,883
MFS Research Series	245,950	—	—	40,388,074
MFS Total Return Bond Series	(476,572)	—	—	114,330,434
MFS Value Series	576,389	—	—	40,411,161
	$(311,751)	$—	$2,672	$671,882,966

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MFS Conservative Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

SEMIANNUAL REPORT

June 30, 2016

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

VRE-SEM

MFS® GLOBAL REAL ESTATE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Global Real Estate Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Simon Property Group, Inc., REIT	7.1%
Public Storage, Inc., REIT	3.3%
Mitsui Fudosan Co. Ltd.	3.0%
Tanger Factory Outlet Centers, Inc., REIT	3.0%
Dream Office REIT	2.9%
Hang Lung Properties Ltd.	2.8%
Link REIT	2.8%
Boardwalk, REIT	2.7%
Unibail-Rodamco, REIT	2.7%
Sino Land Co. Ltd.	2.6%

Equity industries
Real Estate	99.4%
Telecommunications-Wireless	1.2%

Issuer country weightings (x)
United States	52.1%
Hong Kong	10.4%
Japan	9.1%
Canada	5.6%
United Kingdom	4.6%
Australia	4.4%
Singapore	4.2%
Germany	2.8%
France	2.7%
Other Countries	4.1%

Currency exposure weightings (y)
United States Dollar	52.1%
Hong Kong Dollar	10.4%
Euro	9.6%
Japanese Yen	9.1%
Canadian Dollar	5.6%
British Pound Sterling	4.6%
Australian Dollar	4.4%
Singapore Dollar	4.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Real Estate Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.92%	$1,000.00	$1,122.51	$4.86
	Hypothetical (h)	0.92%	$1,000.00	$1,020.29	$4.62
Service Class	Actual	1.17%	$1,000.00	$1,121.73	$6.17
	Hypothetical (h)	1.17%	$1,000.00	$1,019.05	$5.87

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 100.6%
Real Estate – 99.4%
Advance Residence Investment Corp., REIT	1,871	$5,001,273
Alexandria Real Estate Equities, Inc., REIT	37,377	3,869,267
Ascendas India Trust, REIT	5,002,900	3,676,691
Atrium European Real Estate Ltd.	1,050,058	4,515,482
AvalonBay Communities, Inc., REIT	25,431	4,587,498
Big Yellow Group PLC, REIT	365,411	3,810,662
Boardwalk, REIT	125,010	5,569,547
Colony Starwood Homes, REIT	133,061	4,047,716
Conwert Immobilien Invest SE	53,917	863,124
Corporate Office Properties Trust, REIT	169,912	5,024,298
DDR Corp., REIT	167,796	3,043,819
Dream Office REIT	404,554	5,818,037
Equity Commonwealth, REIT (a)	89,297	2,601,222
Equity Lifestyle Properties, Inc., REIT	43,496	3,481,855
Federal Realty Investment Trust, REIT	21,184	3,507,011
Gateway Lifestyle Stapled Security	1,917,072	4,113,180
Gramercy Property Trust, Inc., REIT	563,862	5,198,808
Grand City Properties S.A.	125,999	2,581,912
Hang Lung Properties Ltd.	2,854,944	5,796,278
Hibernia PLC, REIT	2,027,989	3,015,751
Japan Logistics Fund, Inc. REIT	1,594	3,704,645
Kenedix Office Investment Corp., REIT	621	3,686,370
Kerry Properties Ltd.	1,783,500	4,399,993
LEG Immobilien AG	33,677	3,147,565
Link REIT	824,764	5,642,309
LondonMetric Property PLC, REIT	1,349,778	2,704,715
Mapletree Logistics Trust, REIT	6,431,200	4,794,555
Medical Properties Trust, Inc., REIT	298,903	4,546,315
Mid-America Apartment Communities, Inc., REIT	39,329	4,184,606
Mitsui Fudosan Co. Ltd.	272,075	6,210,915
National Storage REIT (a)	890,437	1,049,259
National Storage, REIT	2,968,123	3,696,149
OUTFRONT Media, Inc., REIT	49,589	1,198,566
Public Storage, Inc., REIT	26,543	6,784,125
Rexford Industrial Realty, Inc., REIT	219,918	4,638,071
Shaftesbury PLC, REIT	245,676	2,901,527
Simon Property Group, Inc., REIT	67,015	14,535,554
Sino Land Co. Ltd.	3,225,254	5,319,881

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Sovran Self Storage, Inc., REIT	26,930	$2,825,496
STAG Industrial, Inc., REIT	81,144	1,932,039
Starwood Property Trust, Inc., REIT	171,126	3,545,731
Store Capital Corp., REIT	90,806	2,674,237
Tanger Factory Outlet Centers, Inc., REIT	151,824	6,100,288
Unibail-Rodamco, REIT	20,886	5,471,993
Urban Edge Properties, REIT	108,007	3,225,089
Ventas, Inc., REIT	21,725	1,582,015
Vornado Realty Trust, REIT	50,540	5,060,065
Weyerhaeuser Co., REIT	96,503	2,872,894
WP GLIMCHER, Inc., REIT	368,400	4,122,392

		$202,680,790

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT	20,722	$2,354,226

Total Common Stocks (Identified Cost, $176,786,237)		$205,035,016

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	6,071	$6,071

Total Investments (Identified Cost, $176,792,308)		$205,041,087

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(1,202,600)

NET ASSETS – 100.0%		$203,838,487

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

4

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $176,786,237)	$205,035,016
Underlying affiliated funds, at cost and value	6,071
Total investments, at value (identified cost, $176,792,308)	$205,041,087
Foreign currency, at value (identified cost, $117,185)	117,456
Receivables for
Fund shares sold	7,766
Dividends	965,845
Other assets	1,023
Total assets		$206,133,177
Liabilities
Payables for
Investments purchased	$1,046,542
Fund shares reacquired	1,110,813
Payable to affiliates
Investment adviser	21,137
Shareholder servicing costs	28
Distribution and/or service fees	1,080
Accrued expenses and other liabilities	115,090
Total liabilities		$2,294,690
Net assets		$203,838,487
Net assets consist of
Paid-in capital	$161,335,666
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	28,245,092
Accumulated net realized gain (loss) on investments and foreign currency	6,220,048
Undistributed net investment income	8,037,681
Net assets		$203,838,487
Shares of beneficial interest outstanding		12,805,569

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$123,731,050	8,132,391	$15.21
Service Class	80,107,437	4,673,178	17.14

See Notes to Financial Statements

5

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$4,312,228
Dividends from underlying affiliated funds	2,614
Foreign taxes withheld	(171,398)
Total investment income		$4,143,444
Expenses
Management fee	$899,029
Distribution and/or service fees	99,078
Shareholder servicing costs	3,012
Administrative services fee	20,691
Independent Trustees’ compensation	4,099
Custodian fee	5,640
Shareholder communications	16,882
Audit and tax fees	26,246
Legal fees	913
Miscellaneous	6,758
Total expenses		$1,082,348
Reduction of expenses by investment adviser	(62,878)
Net expenses		$1,019,470
Net investment income		$3,123,974
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$4,663,233
Foreign currency	16,279
Net realized gain (loss) on investments and foreign currency		$4,679,512
Change in unrealized appreciation (depreciation)
Investments	$15,577,647
Translation of assets and liabilities in foreign currencies	4,864
Net unrealized gain (loss) on investments and foreign currency translation		$15,582,511
Net realized and unrealized gain (loss) on investments and foreign currency		$20,262,023
Change in net assets from operations		$23,385,997

See Notes to Financial Statements

6

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$3,123,974	$4,566,631
Net realized gain (loss) on investments and foreign currency	4,679,512	23,612,174
Net unrealized gain (loss) on investments and foreign currency translation	15,582,511	(26,572,054)
Change in net assets from operations	$23,385,997	$1,606,751
Distributions declared to shareholders
From net investment income	$—	$(8,495,346)
Change in net assets from fund share transactions	$(27,245,485)	$(27,707,892)
Total change in net assets	$(3,859,488)	$(34,596,487)
Net assets
At beginning of period	207,697,975	242,294,462
At end of period (including undistributed net investment income of $8,037,681 and $4,913,707, respectively)	$203,838,487	$207,697,975

See Notes to Financial Statements

7

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$13.55		$14.06	$12.43	$12.54	$9.75	$11.44
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.29	$0.26	$0.26	$0.25	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	1.44		(0.23)	1.68	0.34	2.66	(1.08)
Total from investment operations	$1.66		$0.06	$1.94	$0.60	$2.91	$(0.87)
Less distributions declared to shareholders
From net investment income	$—		$(0.57)	$(0.31)	$(0.71)	$(0.12)	$(0.82)
Net asset value, end of period (x)	$15.21		$13.55	$14.06	$12.43	$12.54	$9.75
Total return (%) (k)(r)(s)(x)	12.25	(n)	0.74	15.62	5.07	29.93	(7.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.00	0.98	1.01	1.09	1.15
Expenses after expense reductions (f)	0.92	(a)	0.94	0.95	0.95	1.05	1.10
Net investment income	3.23	(a)	2.11	1.93	2.02	2.21	1.89
Portfolio turnover	13	(n)	40	25	34	54	27
Net assets at end of period (000 omitted)	$123,731		$124,563	$143,090	$151,176	$147,846	$87,924

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$15.28		$15.77	$13.91	$13.94	$10.84	$12.61
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.29	$0.25	$0.26	$0.23	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		(0.25)	1.88	0.38	2.96	(1.17)
Total from investment operations	$1.86		$0.04	$2.13	$0.64	$3.19	$(0.97)
Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.27)	$(0.67)	$(0.09)	$(0.80)
Net asset value, end of period (x)	$17.14		$15.28	$15.77	$13.91	$13.94	$10.84
Total return (%) (k)(r)(s)(x)	12.17	(n)	0.47	15.31	4.84	29.47	(7.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.25	1.23	1.26	1.34	1.41
Expenses after expense reductions (f)	1.17	(a)	1.19	1.20	1.20	1.30	1.35
Net investment income	2.96	(a)	1.84	1.67	1.78	1.88	1.60
Portfolio turnover	13	(n)	40	25	34	54	27
Net assets at end of period (000 omitted)	$80,107		$83,135	$99,204	$114,111	$113,528	$117,846

See Notes to Financial Statements

8

MFS Global Real Estate Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Global Real Estate Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

10

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$107,543,203	$—	$—	$107,543,203
Hong Kong	—	21,158,461	—	21,158,461
Japan	3,686,370	14,916,833	—	18,603,203
Canada	11,387,584	—	—	11,387,584
United Kingdom	—	9,416,904	—	9,416,904
Australia	—	8,858,588	—	8,858,588
Singapore	3,676,691	4,794,555	—	8,471,246
Germany	2,581,912	3,147,565	—	5,729,477
France	—	5,471,993	—	5,471,993
Other Countries	3,015,751	5,378,606	—	8,394,357
Mutual Funds	6,071	—	—	6,071
Total Investments	$131,897,582	$73,143,505	$—	$205,041,087

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $9,662,942 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,268,282 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

11

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$8,495,346

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$178,565,674
Gross appreciation	36,045,396
Gross depreciation	(9,569,983)
Net unrealized appreciation (depreciation)	$26,475,413

As of 12/31/15
Undistributed ordinary income	4,653,017
Undistributed long-term capital gain	3,313,902
Other temporary differences	252,139
Net unrealized appreciation (depreciation)	10,897,766

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$5,431,161
Service Class	—	3,064,185
Total	$—	$8,495,346

12

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $7,153, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, this reduction amounted to $55,725, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $2,251, which equated to 0.0023% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $761.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0207% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $208 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

13

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $26,373,794 and $48,863,863, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	57,017	$787,563	219,873	$3,103,309
Service Class	46,675	740,903	291,958	4,616,426
	103,692	$1,528,466	511,831	$7,719,735
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	429,680	$5,431,161
Service Class	—	—	214,729	3,064,185
	—	$—	644,409	$8,495,346
Shares reacquired
Initial Class	(1,118,514)	$(15,886,560)	(1,634,210)	$(22,801,934)
Service Class	(812,934)	(12,887,391)	(1,357,975)	(21,121,039)
	(1,931,448)	$(28,773,951)	(2,992,185)	$(43,922,973)
Net change
Initial Class	(1,061,497)	$(15,098,997)	(984,657)	$(14,267,464)
Service Class	(766,259)	(12,146,488)	(851,288)	(13,440,428)
	(1,827,756)	$(27,245,485)	(1,835,945)	$(27,707,892)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 27%, 11%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $537 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	271	25,441,877	(25,436,077)	6,071

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,614	$6,071

14

MFS Global Real Estate Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

15

SEMIANNUAL REPORT

June 30, 2016

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VGA-SEM

MFS® GROWTH ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Value Series	11.1%
MFS Growth Series	11.0%
MFS Research Series	10.0%
MFS Mid Cap Growth Series	9.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Research International Portfolio	8.8%
MFS Global Real Estate Portfolio	5.1%
MFS International Value Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Total Return Bond Series	5.0%
MFS International Growth Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Limited Maturity Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.03%	$1,000.00	$1,040.82	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.71	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,039.04	$1.42
	Hypothetical (h)	0.28%	$1,000.00	$1,023.47	$1.41

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Emerging Markets Equity Portfolio – Initial Class	374,443	$4,564,461
MFS Global Governments Portfolio – Initial Class	1,665,824	17,990,899
MFS Global Real Estate Portfolio – Initial Class	1,502,061	22,846,353
MFS Growth Series – Initial Class	1,235,156	49,653,282
MFS High Yield Portfolio – Initial Class	3,871,607	22,532,751
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,188,697	22,456,033
MFS International Growth Portfolio – Initial Class	1,750,175	22,419,741
MFS International Value Portfolio – Initial Class	962,515	22,638,353
MFS Limited Maturity Portfolio – Initial Class	867,991	8,948,982
MFS Mid Cap Growth Series – Initial Class	4,890,198	40,735,349
MFS Mid Cap Value Portfolio – Initial Class	4,885,221	40,596,188
MFS New Discovery Series – Initial Class	581,479	9,082,700
MFS New Discovery Value Portfolio – Initial Class	889,076	9,050,792
MFS Research International Portfolio – Initial Class	2,967,936	39,829,698
MFS Research Series – Initial Class	1,638,982	45,350,635
MFS Total Return Bond Series – Initial Class	1,637,785	22,503,169
MFS Value Series – Initial Class	2,550,472	50,065,769

Total Underlying Affiliated Funds (Identified Cost, $386,452,589)		$451,265,155

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	43	$43

Total Investments (Identified Cost, $386,452,632)		$451,265,198

OTHER ASSETS, LESS LIABILITIES – 0.1%		399,476

NET ASSETS – 100.0%		$451,664,674

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Underlying affiliated funds, at value (identified cost, $386,452,632)	$451,265,198
Receivables for
Investments sold	1,592,293
Fund shares sold	70,323
Other assets	1,971
Total assets		$452,929,785
Liabilities
Payable to custodian	$160,238
Payables for
Investments purchased	70,312
Fund shares reacquired	987,177
Payable to affiliates
Administrator	96
Shareholder servicing costs	66
Distribution and/or service fees	6,026
Accrued expenses and other liabilities	41,196
Total liabilities		$1,265,111
Net assets		$451,664,674
Net assets consist of
Paid-in capital	$345,961,961
Unrealized appreciation (depreciation) on investments	64,812,566
Accumulated net realized gain (loss) on investments	30,524,437
Undistributed net investment income	10,365,710
Net assets		$451,664,674
Shares of beneficial interest outstanding		38,559,168

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,173,668	270,620	$11.73
Service Class	448,491,006	38,288,548	11.71

See Notes to Financial Statements

5

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net Investment loss
Dividends from underlying affiliated funds		$299
Expenses
Distribution and/or service fees	557,266
Shareholder servicing costs	5,587
Administrative services fee	8,701
Independent Trustees’ compensation	4,227
Custodian fee	8,922
Shareholder communications	4,819
Audit and tax fees	18,633
Legal fees	2,052
Miscellaneous	8,139
Total expenses		$618,346
Net investment loss		$(618,047)
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments in underlying affiliated funds (identified cost basis)		$1,615,118
Change in unrealized appreciation (depreciation) on investments		$15,956,450
Net realized and unrealized gain (loss) on investments		$17,571,568
Change in net assets from operations		$16,953,521

See Notes to Financial Statements

6

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income (loss)	$(618,047)	$7,259,439
Net realized gain (loss) on investments	1,615,118	33,746,234
Net unrealized gain (loss) on investments	15,956,450	(38,138,819)
Change in net assets from operations	$16,953,521	$2,866,854
Distributions declared to shareholders
From net investment income	$—	$(21,514,493)
From net realized gain on investments	—	(23,595,273)
Total distributions declared to shareholders	$—	$(45,109,766)
Change in net assets from fund share transactions	$(36,432,976)	$(27,715,988)
Total change in net assets	$(19,479,455)	$(69,958,900)
Net assets
At beginning of period	471,144,129	541,103,029
At end of period (including undistributed net investment income of $10,365,710 and $10,983,757, respectively)	$451,664,674	$471,144,129

See Notes to Financial Statements

7

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.27		$12.42	$12.19	$11.22	$10.70	$12.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.21	$0.16	$0.12	$0.26	$0.16
Net realized and unrealized gain (loss) on investments	0.46		(0.19)	0.50	2.28	1.11	(0.64)
Total from investment operations	$0.46		$0.02	$0.66	$2.40	$1.37	$(0.48)
Less distributions declared to shareholders
From net investment income	$—		$(0.58)	$(0.21)	$(0.32)	$(0.30)	$(0.23)
From net realized gain on investments	—		(0.59)	(0.22)	(1.11)	(0.55)	(1.06)
Total distributions declared to shareholders	$—		$(1.17)	$(0.43)	$(1.43)	$(0.85)	$(1.29)
Net asset value, end of period (x)	$11.73		$11.27	$12.42	$12.19	$11.22	$10.70
Total return (%) (k)(r)(s)(x)	4.08	(n)	0.53	5.39	22.56	12.78	(3.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.02	0.03	0.03	0.18	0.21
Expenses after expense reductions (f)(h)	N/A		N/A	0.03	0.03	N/A	0.21
Net investment income (loss) (l)	(0.03	)(a)	1.75	1.29	0.98	2.31	1.34
Portfolio turnover	0	(b)(n)	1	1	4	72	16
Net assets at end of period (000 omitted)	$3,174		$2,908	$2,939	$2,858	$2,971	$2,143

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.27		$12.41	$12.19	$11.21	$10.70	$12.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.17	$0.12	$0.08	$0.18	$0.10
Net realized and unrealized gain (loss) on investments	0.46		(0.18)	0.50	2.30	1.15	(0.61)
Total from investment operations	$0.44		$(0.01)	$0.62	$2.38	$1.33	$(0.51)
Less distributions declared to shareholders
From net investment income	$—		$(0.54)	$(0.18)	$(0.29)	$(0.27)	$(0.20)
From net realized gain on investments	—		(0.59)	(0.22)	(1.11)	(0.55)	(1.06)
Total distributions declared to shareholders	$—		$(1.13)	$(0.40)	$(1.40)	$(0.82)	$(1.26)
Net asset value, end of period (x)	$11.71		$11.27	$12.41	$12.19	$11.21	$10.70
Total return (%) (k)(r)(s)(x)	3.90	(n)	0.30	5.04	22.38	12.40	(3.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.27	0.28	0.28	0.43	0.46
Expenses after expense reductions (f)(h)	N/A		N/A	0.28	0.28	N/A	0.45
Net investment income (loss) (l)	(0.28	)(a)	1.40	1.00	0.71	1.59	0.86
Portfolio turnover	0	(b)(n)	1	1	4	72	16
Net assets at end of period (000 omitted)	$448,491		$468,237	$538,164	$618,967	$559,969	$546,019

See Notes to Financial Statements

8

MFS Growth Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(b)	Less than 0.5%.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Growth Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period

10

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$451,265,198	$—	$—	$451,265,198

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally

11

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$22,432,725
Long-term capital gains	22,677,041
Total distributions	$45,109,766

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$387,798,739
Gross appreciation	65,188,063
Gross depreciation	(1,721,604)
Net unrealized appreciation (depreciation)	$63,466,459

As of 12/31/15
Undistributed ordinary income	$12,019,996
Undistributed long-term capital gain	29,219,187
Net unrealized appreciation (depreciation)	47,510,009

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

12

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$141,321	$—	$145,174
Service Class	—	21,373,172	—	23,450,099
Total	$—	$21,514,493	$—	$23,595,273

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $5,285, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $302.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0039% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $465 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

13

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of shares of underlying funds aggregated $1,606,273 and $38,647,124, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	25,718	$282,388	23,034	$292,615
Service Class	418,696	4,732,585	812,377	9,651,387
	444,414	$5,014,973	835,411	$9,944,002
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	26,405	$286,495
Service Class	—	—	4,127,373	44,823,271
	—	$—	4,153,778	$45,109,766
Shares reacquired
Initial Class	(13,123)	$(148,802)	(28,048)	$(333,247)
Service Class	(3,680,004)	(41,299,147)	(6,749,110)	(82,436,509)
	(3,693,127)	$(41,447,949)	(6,777,158)	$(82,769,756)
Net change
Initial Class	12,595	$133,586	21,391	$245,863
Service Class	(3,261,308)	(36,566,562)	(1,809,360)	(27,961,851)
	(3,248,713)	$(36,432,976)	(1,787,969)	$(27,715,988)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,204 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	400,141	2,019	(27,717)	374,443
MFS Global Governments Portfolio	1,904,337	19,568	(258,081)	1,665,824
MFS Global Real Estate Portfolio	1,741,951	177	(240,067)	1,502,061
MFS Growth Series	1,292,104	3,415	(60,363)	1,235,156
MFS High Yield Portfolio	4,318,327	4,632	(451,352)	3,871,607
MFS Inflation-Adjusted Bond Portfolio	2,387,168	31,849	(230,320)	2,188,697
MFS Institutional Money Market Portfolio	422,380	11,691,943	(12,114,280)	43
MFS International Growth Portfolio	1,874,246	785	(124,856)	1,750,175
MFS International Value Portfolio	1,051,104	183	(88,772)	962,515
MFS Limited Maturity Portfolio	927,150	16,972	(76,131)	867,991
MFS Mid Cap Growth Series	5,177,362	6,671	(293,835)	4,890,198
MFS Mid Cap Value Portfolio	5,404,298	1,994	(521,071)	4,885,221
MFS New Discovery Series	607,496	9,770	(35,787)	581,479
MFS New Discovery Value Portfolio	994,042	417	(105,383)	889,076
MFS Research International Portfolio	3,064,339	16,566	(112,969)	2,967,936
MFS Research Series	1,769,469	200	(130,687)	1,638,982
MFS Total Return Bond Series	1,804,081	21,490	(187,786)	1,637,785
MFS Value Series	2,819,114	51	(268,693)	2,550,472

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$(69,275)	$—	$—	$4,564,461
MFS Global Governments Portfolio	(225,125)	—	—	17,990,899
MFS Global Real Estate Portfolio	521,791	—	—	22,846,353
MFS Growth Series	541,534	—	—	49,653,282
MFS High Yield Portfolio	(250,665)	—	—	22,532,751
MFS Inflation-Adjusted Bond Portfolio	(266,636)	—	—	22,456,033
MFS Institutional Money Market Portfolio	—	—	299	43
MFS International Growth Portfolio	48,772	—	—	22,419,741
MFS International Value Portfolio	499,628	—	—	22,638,353
MFS Limited Maturity Portfolio	(4,072)	—	—	8,948,982
MFS Mid Cap Growth Series	115,912	—	—	40,735,349
MFS Mid Cap Value Portfolio	(203,946)	—	—	40,596,188
MFS New Discovery Series	(90,768)	—	—	9,082,700
MFS New Discovery Value Portfolio	(88,626)	—	—	9,050,792
MFS Research International Portfolio	(5,858)	—	—	39,829,698
MFS Research Series	320,810	—	—	45,350,635
MFS Total Return Bond Series	(146,974)	—	—	22,503,169
MFS Value Series	918,616	—	—	50,065,769
	$1,615,118	$—	$299	$451,265,198

15

MFS Growth Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

SEMIANNUAL REPORT

June 30, 2016

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

VIA-SEM

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	56.1%
U.S. Treasury Securities	40.8%

Composition including fixed income credit quality (a)(i)
AAA	8.4%
AA	34.2%
A	4.4%
BBB	9.1%
U.S. Government	40.8%
Cash & Cash Equivalents	3.7%
Other	(0.6)%

Portfolio facts (i)
Average Duration (d)	7.7
Average Effective Maturity (m)	14.0 yrs.

Issuer country weightings (i)(x)
United States	43.9%
United Kingdom	24.6%
Italy	8.1%
France	7.7%
Japan	4.4%
Canada	3.5%
Australia	3.4%
New Zealand	1.9%
Spain	1.0%
Other Countries	1.5%

Currency exposure weightings (i)(y)
United States Dollar	45.6%
British Pound Sterling	27.9%
Euro	20.6%
Japanese Yen	2.5%
Canadian Dollar	2.2%
Swedish Krona	1.0%
Australian Dollar	0.6%
Danish Krone	0.2%
Chinese Yuan Offshore (HK)	(0.5)%
Other Currencies	(0.1)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

2

MFS Inflation-Adjusted Bond Portfolio

Portfolio Composition – continued

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

3

MFS Inflation-Adjusted Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.56%	$1,000.00	$1,054.47	$2.86
	Hypothetical (h)	0.56%	$1,000.00	$1,022.08	$2.82
Service Class	Actual	0.81%	$1,000.00	$1,053.83	$4.14
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
BONDS – 96.5%
International Market Sovereign – 55.9%
Commonwealth of Australia, Inflation Linked Bond, 4%, 8/20/2020	AUD	4,648,275	$3,953,411
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/2022	AUD	5,200,640	4,035,922
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	2,789,122	2,547,539
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030	AUD	1,143,200	1,080,083
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035	AUD	317,880	288,810
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	1,009,620	1,351,242
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046	EUR	507,260	738,443
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2021	CAD	3,243,135	3,163,133
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	3,213,870	3,628,107
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	884,514	1,090,020
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	872,011	1,040,008
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041	CAD	1,281,638	1,400,393
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044	CAD	1,331,832	1,361,542
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047	CAD	676,410	668,923
Government of France, Inflation Linked Bond, 2.25%, 7/25/2020	EUR	4,876,960	6,162,012
Government of France, Inflation Linked Bond, 1.1%, 7/25/2022	EUR	3,468,384	4,337,374
Government of France, Inflation Linked Bond, 2.1%, 7/25/2023	EUR	3,023,570	4,093,784
Government of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	1,725,500	2,095,522
Government of France, Inflation Linked Bond, 3.4%, 7/25/2029	EUR	2,642,188	4,607,703
Government of France, Inflation Linked Bond, 3.15%, 7/25/2032	EUR	1,666,474	3,011,335
Government of France, Inflation Linked Bond, 1.8%, 7/25/2040	EUR	1,602,048	2,809,764
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/2017	JPY	769,500,000	7,805,658

Issuer		Shares/Par	Value ($)
BONDS – continued
International Market Sovereign – continued
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/2018	JPY	203,600,000	$2,096,825
Government of Japan, Inflation Linked Bond, 0.1%, 9/10/2023	JPY	565,400,000	5,776,371
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	5,162,500	3,847,650
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	1,739,780	1,454,917
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	1,612,000	1,302,280
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,261,240	993,054
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/2019	EUR	1,500,780	1,718,486
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	1,635,850	2,015,215
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2026	SEK	5,281,626	717,361
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	8,008,041	1,519,643
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2019	EUR	4,977,315	6,000,259
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/2021	EUR	4,871,295	6,013,544
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023	EUR	5,133,330	6,662,305
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024	EUR	1,405,768	1,791,874
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026	EUR	1,345,717	1,846,876
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032	EUR	998,090	1,164,429
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035	EUR	2,448,623	3,392,915
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041	EUR	1,172,437	1,678,018
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2024	GBP	1,887,025	2,873,452
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 7/17/2024	GBP	1,064,014	1,895,147
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2026	GBP	607,338	941,368
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2027	GBP	2,918,862	5,162,198
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	3,635,502	5,825,232
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/2030	GBP	1,246,117	3,039,084

5

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032	GBP	1,859,979	$3,668,535
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034	GBP	2,082,379	3,923,834
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035	GBP	2,228,354	4,981,920
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037	GBP	2,404,069	5,157,405
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	2,212,908	4,540,907
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042	GBP	2,866,646	6,161,402
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044	GBP	2,291,345	4,489,166
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046	GBP	283,920	571,651
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047	GBP	2,004,217	4,797,534
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050	GBP	2,011,335	4,733,549
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052	GBP	1,614,510	3,697,683
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055	GBP	1,861,895	5,843,508
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058	GBP	1,440,371	3,541,419
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062	GBP	2,082,740	5,983,371
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065	GBP	190,705	533,121
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068	GBP	1,763,959	5,137,826

			$198,762,062

U.S. Treasury Inflation Protected Securities – 40.6%
U.S. Treasury Bonds, 0.125%, 4/15/2020		$6,640,985	$6,793,349
U.S. Treasury Bonds, 1.125%, 1/15/2021		6,176,406	6,606,019
U.S. Treasury Bonds, 0.375%, 7/15/2023		7,637,903	7,897,172
U.S. Treasury Bonds, 0.625%, 1/15/2024		8,338,715	8,729,918
U.S. Treasury Bonds, 0.125%, 7/15/2024		1,384,497	1,398,414
U.S. Treasury Bonds, 0.25%, 1/15/2025		6,502,400	6,601,457

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 2.375%, 1/15/2025	$6,027,953	$7,197,358
U.S. Treasury Bonds, 0.375%, 7/15/2025	8,059,333	8,298,598
U.S. Treasury Bonds, 0.625%, 1/15/2026	1,812,492	1,908,616
U.S. Treasury Bonds, 2%, 1/15/2026	330,302	388,573
U.S. Treasury Bonds, 2.375%, 1/15/2027	1,849,644	2,269,210
U.S. Treasury Bonds, 1.75%, 1/15/2028	1,368,212	1,599,544
U.S. Treasury Bonds, 3.625%, 4/15/2028	3,272,189	4,527,212
U.S. Treasury Bonds, 2.5%, 1/15/2029	1,119,972	1,419,039
U.S. Treasury Bonds, 3.875%, 4/15/2029	4,121,749	5,936,605
U.S. Treasury Bonds, 2.125%, 2/15/2040	1,989,225	2,600,576
U.S. Treasury Bonds, 2.125%, 2/15/2041	4,443,442	5,861,584
U.S. Treasury Bonds, 0.75%, 2/15/2042	2,363,376	2,368,022
U.S. Treasury Bonds, 0.625%, 2/15/2043	5,109,690	4,973,363
U.S. Treasury Bonds, 1.375%, 2/15/2044	3,537,698	4,089,590
U.S. Treasury Bonds, 0.75%, 2/15/2045	2,660,019	2,671,345
U.S. Treasury Bonds, 1%, 2/15/2046	686,650	741,296
U.S. Treasury Notes, 0.125%, 4/15/2018	1,752,323	1,778,334
U.S. Treasury Notes, 1.375%, 7/15/2018	1,109,540	1,163,673
U.S. Treasury Notes, 2.125%, 1/15/2019	2,282,291	2,448,410
U.S. Treasury Notes, 0.125%, 4/15/2019	7,862,393	8,028,549
U.S. Treasury Notes, 1.875%, 7/15/2019	2,241,120	2,424,845
U.S. Treasury Notes, 1.375%, 1/15/2020	1,957,275	2,089,772
U.S. Treasury Notes, 1.25%, 7/15/2020	6,140,469	6,598,284
U.S. Treasury Notes, 0.125%, 4/15/2021	1,210,402	1,240,189
U.S. Treasury Notes, 0.625%, 7/15/2021	5,220,801	5,494,554
U.S. Treasury Notes, 0.125%, 1/15/2022	8,331,084	8,490,766
U.S. Treasury Notes, 0.125%, 7/15/2022	6,730,542	6,882,154
U.S. Treasury Notes, 0.125%, 1/15/2023	2,993,585	3,033,265

		$144,549,655

Total Bonds (Identified Cost, $328,367,430)		$343,311,717

MONEY MARKET FUNDS – 3.6%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	12,734,282	$12,734,282

Total Investments (Identified Cost, $341,101,712)		$356,045,999

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(438,553)

NET ASSETS – 100.0%		$355,607,446

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

6

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/16

Forward Foreign Currency Exchange Contracts at 6/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Deutsche Bank AG	2,444,000	7/15/16	$1,818,126	$1,822,049	$3,923
BUY	AUD	Goldman Sachs International	1,265,844	7/15/16	942,900	943,712	812
SELL	AUD	BNP Paribas S.A.	4,748,000	7/15/16	3,578,235	3,539,722	38,513
SELL	AUD	Deutsche Bank AG	468,000	7/15/16	354,480	348,902	5,578
SELL	AUD	Goldman Sachs International	9,059,065	7/15/16	6,799,796	6,753,702	46,094
SELL	AUD	Westpac Banking Corp.	3,510,121	7/15/16	2,660,110	2,616,861	43,249
BUY	CAD	Goldman Sachs International	2,186,000	7/15/16	1,668,282	1,692,088	23,806
SELL	CAD	Goldman Sachs International	4,532,503	7/15/16	3,567,198	3,508,414	58,784
SELL	CAD	Morgan Stanley Capital Services, Inc.	2,592,951	7/15/16	2,019,925	2,007,091	12,834
SELL	CNH	JPMorgan Chase Bank N.A.	11,888,000	5/23/17	1,767,732	1,753,874	13,858
SELL	DKK	Goldman Sachs International	1,406,894	7/15/16	216,086	209,997	6,089
SELL	EUR	Deutsche Bank AG	3,175,000	7/15/16	3,571,919	3,524,678	47,241
SELL	EUR	Goldman Sachs International	3,107,924	7/15/16	3,555,747	3,450,214	105,533
SELL	EUR	JPMorgan Chase Bank N.A.	1,016,907	7/15/16	1,141,736	1,128,903	12,833
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,584,000	7/15/16	1,790,592	1,758,453	32,139
SELL	EUR	Royal Bank of Scotland Group PLC	3,169,000	7/15/16	3,581,794	3,518,017	63,777
BUY	GBP	Goldman Sachs International	1,258,297	7/15/16	1,675,110	1,675,208	98
SELL	GBP	Brown Brothers Harriman	548,488	7/15/16	790,686	730,219	60,467
SELL	GBP	Deutsche Bank AG	245,000	7/15/16	359,735	326,176	33,559
SELL	GBP	Goldman Sachs International	3,085,989	7/15/16	4,403,980	4,108,469	295,511
BUY	JPY	Deutsche Bank AG	329,811,000	7/15/16	3,111,028	3,194,776	83,748
BUY	JPY	Goldman Sachs International	618,624,000	7/15/16	5,917,029	5,992,416	75,387
SELL	JPY	Goldman Sachs International	191,111,000	7/15/16	1,866,654	1,851,232	15,422
BUY	NZD	Brown Brothers Harriman	2,589,000	7/15/16	1,814,061	1,847,611	33,550
BUY	NZD	Goldman Sachs International	2,600,000	7/15/16	1,809,721	1,855,461	45,740
SELL	NZD	JPMorgan Chase Bank N.A.	664,591	7/15/16	475,620	474,278	1,342
SELL	SEK	Brown Brothers Harriman	48,286,000	7/15/16	5,810,962	5,709,427	101,535
SELL	SEK	Deutsche Bank AG	13,314,000	7/15/16	1,600,219	1,574,272	25,947
SELL	SEK	Goldman Sachs International	5,972,536	7/15/16	719,830	706,204	13,626

							$1,300,995

Liability Derivatives
BUY	AUD	Brown Brothers Harriman	144,000	7/15/16	$107,834	$107,355	$(479)
BUY	AUD	Deutsche Bank AG	7,141,000	7/15/16	5,393,570	5,323,749	(69,821)
SELL	AUD	Brown Brothers Harriman	4,413,000	7/15/16	3,181,989	3,289,974	(107,985)
SELL	AUD	Morgan Stanley Capital Services, Inc.	1,713,460	7/15/16	1,249,684	1,277,416	(27,732)
BUY	CAD	Barclays Bank PLC	973,796	7/15/16	762,502	753,773	(8,729)
BUY	CAD	Goldman Sachs International	4,345,275	7/15/16	3,392,724	3,363,489	(29,235)
BUY	CAD	Morgan Stanley Capital Services, Inc.	2,306,000	7/15/16	1,818,255	1,784,975	(33,280)
SELL	CAD	Brown Brothers Harriman	2,317,000	7/15/16	1,792,482	1,793,489	(1,007)
SELL	CAD	Merrill Lynch International Bank	6,224,909	7/15/16	4,813,380	4,818,432	(5,052)
BUY	EUR	BNP Paribas S.A.	1,074,031	7/15/16	1,224,174	1,192,319	(31,855)
BUY	EUR	Brown Brothers Harriman	987,879	7/15/16	1,110,212	1,096,679	(13,533)
BUY	EUR	Deutsche Bank AG	10,022,641	7/15/16	11,435,884	11,126,482	(309,402)
BUY	EUR	Goldman Sachs International	4,496,339	7/15/16	5,121,931	4,991,543	(130,388)
BUY	EUR	JPMorgan Chase Bank N.A.	3,180,000	7/15/16	3,631,992	3,530,228	(101,764)
BUY	EUR	Morgan Stanley Capital Services, Inc.	2,325,466	7/15/16	2,639,767	2,581,581	(58,186)
BUY	GBP	BNP Paribas S.A.	6,690,769	7/15/16	9,517,184	8,907,618	(609,566)
BUY	GBP	Goldman Sachs International	4,523,945	7/15/16	6,436,466	6,022,861	(413,605)
SELL	JPY	Citibank N.A.	19,451,000	7/15/16	177,267	188,416	(11,149)

7

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	JPY	Deutsche Bank AG	1,065,872,730	7/15/16	$9,842,217	$10,324,774	$(482,557)
SELL	JPY	Goldman Sachs International	379,794,000	7/15/16	3,589,375	3,678,945	(89,570)
SELL	NZD	Brown Brothers Harriman	5,283,000	7/15/16	3,559,939	3,770,153	(210,214)
SELL	NZD	Goldman Sachs International	210,000	7/15/16	141,805	149,864	(8,059)
SELL	NZD	JPMorgan Chase Bank N.A.	2,559,000	7/15/16	1,804,449	1,826,202	(21,753)
SELL	NZD	Westpac Banking Corp.	6,256,937	7/15/16	4,299,723	4,465,193	(165,470)
BUY	SEK	Goldman Sachs International	78,352,181	7/15/16	9,708,613	9,264,508	(444,105)

							$(3,384,496)

At June 30, 2016, the fund had cash collateral of $550,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

8

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $328,367,430)	$343,311,717
Underlying affiliated funds, at cost and value	12,734,282
Total investments, at value (identified cost, $341,101,712)	$356,045,999
Restricted cash	550,000
Receivables for
Forward foreign currency exchange contracts	1,300,995
Investments sold	1,675,008
Fund shares sold	33,944
Interest	1,322,822
Other assets	1,607
Total assets		$360,930,375
Liabilities
Payables for
Forward foreign currency exchange contracts	$3,384,496
Fund shares reacquired	1,832,397
Payable to affiliates
Investment adviser	9,955
Shareholder servicing costs	43
Distribution and/or service fees	2,399
Accrued expenses and other liabilities	93,639
Total liabilities		$5,322,929
Net assets		$355,607,446
Net assets consist of
Paid-in capital	$357,193,236
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	12,847,248
Accumulated net realized gain (loss) on investments and foreign currency	(14,638,603)
Undistributed net investment income	205,565
Net assets		$355,607,446
Shares of beneficial interest outstanding		34,798,618

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$180,457,875	17,587,381	$10.26
Service Class	175,149,571	17,211,237	10.18

See Notes to Financial Statements

9

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Interest	$1,478,040
Dividends from underlying affiliated funds	11,620
Total investment income		$1,489,660
Expenses
Management fee	$892,175
Distribution and/or service fees	219,559
Shareholder servicing costs	3,900
Administrative services fee	33,231
Independent Trustees’ compensation	4,177
Custodian fee	30,969
Shareholder communications	10,751
Audit and tax fees	20,561
Legal fees	1,610
Miscellaneous	8,435
Total expenses		$1,225,368
Reduction of expenses by investment adviser	(12,781)
Net expenses		$1,212,587
Net investment income		$277,073
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(4,898,101)
Futures contracts	(301,065)
Foreign currency	(2,179,380)
Net realized gain (loss) on investments and foreign currency		$(7,378,546)
Change in unrealized appreciation (depreciation)
Investments	$28,109,089
Futures contracts	(31,660)
Translation of assets and liabilities in foreign currencies	(2,142,054)
Net unrealized gain (loss) on investments and foreign currency translation		$25,935,375
Net realized and unrealized gain (loss) on investments and foreign currency		$18,556,829
Change in net assets from operations		$18,833,902

See Notes to Financial Statements

10

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income (loss)	$277,073	$(952,276)
Net realized gain (loss) on investments and foreign currency	(7,378,546)	(863,679)
Net unrealized gain (loss) on investments and foreign currency translation	25,935,375	(18,447,485)
Change in net assets from operations	$18,833,902	$(20,263,440)
Distributions declared to shareholders
From net investment income	$—	$(2,265,802)
Change in net assets from fund share transactions	$(24,825,488)	$(47,303,509)
Total change in net assets	$(5,991,586)	$(69,832,751)
Net assets
At beginning of period	361,599,032	431,431,783
At end of period (including undistributed net investment income of $205,565 and accumulated distributions in excess of net investment income of $71,508, respectively)	$355,607,446	$361,599,032

See Notes to Financial Statements

11

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013		2012	2011
	(unaudited)
Net asset value, beginning of period	$9.73		$10.32	$10.04	$11.29		$11.34	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.01)	$0.08	$0.02		$0.10	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.51)	0.29	(0.61)		0.76	1.00
Total from investment operations	$0.53		$(0.52)	$0.37	$(0.59)		$0.86	$1.25
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.09)	$—		$(0.10)	$(0.26)
From net realized gain on investments	—		—	—	(0.66)		(0.81)	(0.29)
Total distributions declared to shareholders	$—		$(0.07)	$(0.09)	$(0.66)		$(0.91)	$(0.55)
Net asset value, end of period (x)	$10.26		$9.73	$10.32	$10.04		$11.29	$11.34
Total return (%) (k)(r)(s)(x)	5.45	(n)	(5.04)	3.71	(5.07)		7.74	11.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.56	0.55	0.56		0.65	0.66
Expenses after expense reductions (f)	0.56	(a)	0.55	0.54	0.56		N/A	0.65
Net investment income (loss)	0.27	(a)(l)	(0.11)	0.72	0.22		0.87	2.23
Portfolio turnover	22	(n)	44	24	51		520	430
Net assets at end of period (000 omitted)	$180,458		$184,691	$214,183	$230,805		$227,553	$264,474

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013		2012	2011
	(unaudited)
Net asset value, beginning of period	$9.66		$10.24	$9.96	$11.23		$11.31	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.04)	$0.05	$(0.00	)(w)	$0.07	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.50)	0.29	(0.61)		0.75	1.03
Total from investment operations	$0.52		$(0.54)	$0.34	$(0.61)		$0.82	$1.23
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.06)	$—		$(0.09)	$(0.24)
From net realized gain on investments	—		—	—	(0.66)		(0.81)	(0.29)
Total distributions declared to shareholders	$—		$(0.04)	$(0.06)	$(0.66)		$(0.90)	$(0.53)
Net asset value, end of period (x)	$10.18		$9.66	$10.24	$9.96		$11.23	$11.31
Total return (%) (k)(r)(s)(x)	5.38	(n)	(5.27)	3.43	(5.28)		7.42	11.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.80	0.81		0.90	0.91
Expenses after expense reductions (f)	0.81	(a)	0.80	0.79	0.81		N/A	0.90
Net investment income (loss)	0.03	(a)(l)	(0.37)	0.46	(0.00	)(w)	0.61	1.78
Portfolio turnover	22	(n)	44	24	51		520	430
Net assets at end of period (000 omitted)	$175,150		$176,909	$217,249	$248,127		$303,846	$280,788

See Notes to Financial Statements

12

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

MFS Inflation-Adjusted Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

14

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$144,549,655	$—	$144,549,655
Non-U.S. Sovereign Debt	—	198,762,062	—	198,762,062
Mutual Funds	12,734,282	—	—	12,734,282
Total Investments	$12,734,282	$343,311,717	$—	$356,045,999

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,083,501)	$—	$(2,083,501)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,300,995	$(3,384,496)

15

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(301,065)	$—
Foreign Exchange	—	(2,236,961)
Total	$(301,065)	$(2,236,961)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(31,660)	$—
Foreign Exchange	—	(2,139,193)
Total	$(31,660)	$(2,139,193)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

16

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and U.S. Treasury Income Protection Securities deflationary income adjustment.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$2,265,802

17

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$342,200,389
Gross appreciation	19,034,603
Gross depreciation	(5,188,993)
Net unrealized appreciation (depreciation)	$13,845,610

As of 12/31/15
Capital loss carryforwards	(5,887,426)
Other temporary differences	(319,731)
Net unrealized appreciation (depreciation)	(14,212,535)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(4,593,595)
Long-Term	(1,293,831)
Total	$(5,887,426)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$1,433,330
Service Class	—	832,472
Total	$—	$2,265,802

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $12,781, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $3,569, which equated to 0.0020% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $331.

18

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0186% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $357 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$35,452,105	$52,962,037
Investments (non-U.S. Government securities)	$42,334,849	$56,718,839

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	36,431	$363,644	211,355	$2,137,002
Service Class	484,336	4,845,199	1,028,392	10,307,083
	520,767	$5,208,843	1,239,747	$12,444,085
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	140,937	$1,433,330
Service Class	—	—	82,423	832,472
	—	$—	223,360	$2,265,802
Shares reacquired
Initial Class	(1,430,408)	$(14,275,996)	(2,130,068)	$(21,647,750)
Service Class	(1,582,179)	(15,758,335)	(4,014,791)	(40,365,646)
	(3,012,587)	$(30,034,331)	(6,144,859)	$(62,013,396)
Net change
Initial Class	(1,393,977)	$(13,912,352)	(1,777,776)	$(18,077,418)
Service Class	(1,097,843)	(10,913,136)	(2,903,976)	(29,226,091)
	(2,491,820)	$(24,825,488)	(4,681,752)	$(47,303,509)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 25%, 19%, and 6%, respectively, of the value of outstanding voting shares of the fund.

19

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $944 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,727,534	83,405,509	(78,398,761)	12,734,282

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,620	$12,734,282

20

MFS Inflation-Adjusted Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

21

SEMIANNUAL REPORT

June 30, 2016

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

VLT-SEM

MFS® LIMITED MATURITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Limited Maturity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	68.7%
Asset-Backed Securities	12.3%
Non-U.S. Government Bonds	5.1%
U.S. Treasury Securities	3.7%
Emerging Markets Bonds	3.3%
Mortgage-Backed Securities	3.0%
U.S. Government Agencies	1.8%
Commercial Mortgage-Backed Securities	0.9%
Residential Mortgage-Backed Securities	0.4%
High Yield Corporates	0.4%
Collateralized Debt Obligations	0.4%

Composition including fixed income credit quality (a)(i)
AAA	17.3%
AA	13.2%
A	28.1%
BBB	32.3%
BB	0.2%
B	0.2%
Federal Agencies	4.8%
Not Rated	3.9%
Cash & Cash Equivalents	3.7%
Other	(3.7)%

Portfolio facts (i)
Average Duration (d)	1.5
Average Effective Maturity (m)	2.1 yrs.

Issuer country weightings (i)(x)
United States	66.1%
United Kingdom	4.1%
Netherlands	3.8%
France	3.7%
Japan	3.5%
Sweden	3.1%
Germany	2.5%
Norway	2.2%
Australia	2.1%
Other Countries	8.9%

MFS Limited Maturity Portfolio

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.45%	$1,000.00	$1,016.77	$2.26
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
Service Class	Actual	0.70%	$1,000.00	$1,015.81	$3.51
	Hypothetical (h)	0.70%	$1,000.00	$1,021.38	$3.52

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MFS Limited Maturity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 95.9%
Asset-Backed & Securitized – 13.9%
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/2018	$173,125	$173,079
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	1,450,584	1,450,504
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	385,612	385,120
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	2,060,000	2,063,511
Babson Ltd., CLO, “A1”, FRN, 0.857%, 1/18/2021 (n)	486,483	482,957
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.768%, 2/21/2017	1,041,176	1,041,146
CarMax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/2018	245,932	245,905
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.592%, 3/15/2028 (n)	1,747,000	1,752,873
Chesapeake Funding LLC, “A”, FRN, 0.914%, 1/07/2025 (n)	1,179,936	1,179,221
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.964%, 2/07/2027 (n)	1,916,406	1,911,372
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	1,630,000	1,633,076
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/2017 (n)	84,570	84,553
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	765,874	773,925
CNH Wholesale Master Note Trust, “A”, FRN, 1.042%, 8/15/2019 (n)	4,280,000	4,279,999
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,683,000	2,699,363
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	1,610,000	1,615,783
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.137%, 9/15/2039	1,172,572	1,210,279
CWCapital Cobalt Ltd., “A4”, FRN, 5.956%, 5/15/2046	1,591,937	1,640,853
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	1,052,712	1,052,770
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	1,059,200	1,057,944
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	589,342	589,672
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	946,428	944,089
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	839,450	841,051
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 1.016%, 2/25/2048 (n)	143,936	143,941
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	1,782,419	1,796,694
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,104,000	1,126,203

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	$3,515,000	$3,590,647
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 1/15/2019	2,310,000	2,319,302
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.842%, 1/15/2020	1,500,000	1,495,426
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.818%, 7/20/2019	3,210,000	3,202,493
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	1,954,108	1,954,565
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	457,381	457,071
GO Financial Auto Securitization Trust, 2015-2, “A”, 11/19/15, 3.27%, 11/15/2018 (n)	928,046	925,948
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.995%, 12/10/2027 (n)	1,282,919	1,281,915
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,520,000	1,526,102
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/2017	370,047	370,006
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)	1,951,328	1,951,191
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	1,514,174	1,514,172
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	2,344,206	2,379,333
Kingsland III Ltd., “A1”, CDO, FRN, 0.876%, 8/24/2021 (n)	523,269	521,386
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	1,312,194	1,311,672
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.164%, 10/20/2026 (z)	1,247,262	1,239,500
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	2,268,183	2,268,851
Mercedes-Benz Master Owner Trust, 2016-AA, “A, FRN, 1.022%, 5/15/2020 (n)	2,620,000	2,623,915
Motor PLC, 2014-1A, “A1”, FRN, 0.933%, 8/25/2021 (n)	156,683	156,615
Motor PLC, 2015-1A, “A1”, FRN, 1.053%, 6/25/2022 (n)	2,221,439	2,215,641
Nationstar HECM Loan Trust, 2015-2A, “A”, 11/19/15, 2.882%, 11/25/2025 (n)	704,577	704,687
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	920,000	920,791
Navient Student Loan Trust, 2016-3A, “A1”, 1.156%, 6/25/2065 (z)	1,400,000	1,398,421
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	3,702,000	3,685,010
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.842%, 1/15/2020	3,990,000	3,983,415
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	1,000,000	1,000,265

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	$1,356,260	$1,359,327
SLM Student Loan Trust, “A-4”, FRN, 0.718%, 10/25/2021	558,696	557,718
Student Loan Consolidation Center, “A”, FRN, 1.673%, 10/25/2027 (n)	903,777	902,126
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	1,640,886	1,641,083
Sway Residential Trust, 2014-1, “A”, FRN, 1.746%, 1/17/2032 (n)	1,654,524	1,644,763
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/2017	509,993	509,924
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.693%, 5/17/2032 (n)	1,265,419	1,246,357
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.798%, 7/22/2019 (n)	4,620,000	4,563,332
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	1,778,000	1,782,134
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	955,846	954,045

		$92,335,032

Automotive – 5.2%
American Honda Finance Corp., FRN, 1.126%, 10/07/2016	$2,000,000	$2,002,222
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	1,800,000	1,819,595
Daimler Finance North America LLC, FRN, 1.316%, 8/01/2016 (n)	3,820,000	3,821,559
Ford Motor Credit Co. LLC, 8%, 12/15/2016	3,500,000	3,605,840
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,530,000	1,543,019
Ford Motor Credit Co. LLC, FRN, 1.568%, 1/09/2018	1,940,000	1,939,721
Hyundai Capital America, 2%, 3/19/2018 (n)	2,863,000	2,880,951
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,820,000	1,845,420
Nissan Motor Acceptance Corp., FRN, 1.34%, 9/26/2016 (n)	3,480,000	3,483,651
Nissan Motor Acceptance Corp., FRN, 1.231%, 3/03/2017 (n)	1,890,000	1,891,387
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,510,000	1,529,301
Toyota Motor Credit Corp., FRN, 1.022%, 1/17/2019	3,370,000	3,365,956
Volkswagen Group of America Finance LLC, FRN, 1.023%, 5/23/2017 (n)	2,090,000	2,079,433
Volkswagen Group of America Finance LLC, FRN, 1.075%, 11/20/2017 (n)	1,080,000	1,068,852
Volkswagen International Finance N.V., 1.125%, 11/18/2016 (n)	1,620,000	1,619,998

		$34,496,905

Issuer	Shares/Par	Value ($)
BONDS – continued
Banks & Diversified Financials (Covered Bonds) – 1.4%
Bank of Scotland PLC, 5.25%, 2/21/2017 (n)	$3,900,000	$4,003,518
Royal Bank of Canada, 1.125%, 7/22/2016	1,450,000	1,450,399
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/2017 (n)	4,100,000	4,134,690

		$9,588,607

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,141,000	$1,149,900

Brokerage & Asset Managers – 0.4%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,516,000	$2,634,554

Business Services – 0.8%
Cisco Systems, Inc., FRN, 0.961%, 3/03/2017	$3,850,000	$3,855,706
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	800,000	821,030
Total System Services, Inc., 3.8%, 4/01/2021	740,000	783,493

		$5,460,229

Chemicals – 1.2%
CF Industries, Inc., 6.875%, 5/01/2018	$2,348,000	$2,551,069
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	2,350,000	2,344,600
Dow Chemical Co., 8.55%, 5/15/2019	1,570,000	1,863,645
LyondellBasell Industries N.V., 5%, 4/15/2019	950,000	1,028,265

		$7,787,579

Computer Software – 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,660,000	$1,700,521
Microsoft Corp., 2%, 11/03/2020	4,379,000	4,490,756

		$6,191,277

Computer Software – Systems – 0.4%
Apple, Inc., 1.7%, 2/22/2019	$775,000	$788,120
Apple, Inc., FRN, 0.886%, 5/03/2018	2,030,000	2,033,092

		$2,821,212

Conglomerates – 0.5%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$930,000	$933,944
Fortive Corp., 1.8%, 6/15/2019 (z)	830,000	835,324
Roper Industries, Inc., 1.85%, 11/15/2017	1,299,000	1,306,061

		$3,075,329

Consumer Products – 1.1%
Mattel, Inc., 1.7%, 3/15/2018	$1,232,000	$1,234,349
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	3,470,000	3,566,084
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,480,000	2,501,993

		$7,302,426

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Services – 0.3%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$1,788,000	$1,796,413

Electrical Equipment – 0.7%
Amphenol Corp., 1.55%, 9/15/2017	$1,230,000	$1,230,383
Arrow Electronics, Inc., 3%, 3/01/2018	919,000	928,417
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	2,430,000	2,419,466

		$4,578,266

Electronics – 0.6%
Lam Research Corp., 2.75%, 3/15/2020	$1,243,000	$1,270,252
Tyco Electronics Group S.A., 2.375%, 12/17/2018	971,000	985,373
Xilinx, Inc., 2.125%, 3/15/2019	1,490,000	1,509,468

		$3,765,093

Emerging Market Quasi-Sovereign – 0.8%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$2,022,000	$2,072,550
Petroleos Mexicanos, 3.125%, 1/23/2019	487,000	485,783
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	2,429,000	2,438,072

		$4,996,405

Emerging Market Sovereign – 0.3%
State of Qatar, 2.375%, 6/02/2021 (z)	$1,680,000	$1,698,144

Energy – Independent – 0.0%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$139,000	$146,304

Energy – Integrated – 2.0%
BG Energy Capital PLC, 2.875%, 10/15/2016 (n)	$2,900,000	$2,910,341
BP Capital Markets PLC, 2.521%, 1/15/2020	1,371,000	1,414,366
Shell International Finance B.V., 1.375%, 5/10/2019	2,640,000	2,649,177
Shell International Finance B.V., FRN, 0.836%, 11/15/2016	3,280,000	3,281,558
Total Capital International S.A., 1.5%, 2/17/2017	2,900,000	2,908,587

		$13,164,029

Financial Institutions – 0.4%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$2,949,000	$2,950,156

Food & Beverages – 4.6%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$2,405,000	$2,445,837
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	2,528,000	2,621,574
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	2,700,000	2,707,455
Diageo Capital PLC, 1.5%, 5/11/2017	2,000,000	2,008,440
H.J. Heinz Co., 1.6%, 6/30/2017 (n)	2,710,000	2,719,106
Ingredion, Inc., 1.8%, 9/25/2017	1,950,000	1,960,060
J.M. Smucker Co., 1.75%, 3/15/2018	960,000	967,562
Kraft Foods Group, Inc., 6.125%, 8/23/2018	1,800,000	1,974,010

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – continued
Mead Johnson Nutrition Co., 3%, 11/15/2020	$700,000	$731,276
Molson Coors Brewing Co., 2%, 5/01/2017	2,854,000	2,868,473
Pernod-Ricard S.A., 2.95%, 1/15/2017 (n)	4,060,000	4,093,633
Tyson Foods, Inc., 2.65%, 8/15/2019	968,000	994,469
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,970,000	1,965,453
Wm. Wrigley Jr. Co., 1.4%, 10/21/2016 (n)	2,289,000	2,292,479
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	334,000	340,629

		$30,690,456

Food & Drug Stores – 0.6%
CVS Health Corp., 1.2%, 12/05/2016	$830,000	$831,315
CVS Health Corp., 1.9%, 7/20/2018	1,000,000	1,015,130
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	2,250,000	2,267,577

		$4,114,022

Gaming & Lodging – 0.4%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$2,526,000	$2,547,150

Insurance – 1.6%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$415,154
American International Group, Inc., 3.3%, 3/01/2021	3,039,000	3,139,606
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,688,725
Prudential Financial, Inc., FRN, 1.406%, 8/15/2018	1,500,000	1,496,765
Unum Group, 3%, 5/15/2021	1,870,000	1,912,513
Voya Financial, Inc., 2.9%, 2/15/2018	1,254,000	1,277,469

		$10,930,232

Insurance – Health – 0.7%
Aetna, Inc., 1.9%, 6/07/2019	$2,800,000	$2,836,372
UnitedHealth Group, Inc., 1.45%, 7/17/2017	2,060,000	2,070,286

		$4,906,658

Insurance – Property & Casualty – 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,740,000	$1,777,654

International Market Quasi-Sovereign – 4.5%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,000,000	$4,030,192
Dexia Credit Local S.A., 1.25%, 10/18/2016 (n)	3,220,000	3,223,301
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	1,390,000	1,417,187
Electricite de France, 2.15%, 1/22/2019 (n)	2,500,000	2,551,343
KFW Government Development Banks, 0.875%, 4/19/2018	1,810,000	1,812,806
KFW Government Development Banks, 1.125%, 11/16/2018	1,180,000	1,187,266
Kommunalbanken A.S., 1%, 3/15/2018 (n)	5,000,000	5,011,380

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
International Market Quasi-Sovereign – continued
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	$1,520,000	$1,533,841
Statoil A.S.A., FRN, 0.916%, 5/15/2018	911,000	905,538
Statoil A.S.A., FRN, 1.091%, 11/08/2018	1,600,000	1,591,277
Swedish Export Credit Corp., FRN, 0.938%, 1/23/2017	6,320,000	6,325,435

		$29,589,566

International Market Sovereign – 0.6%
Kingdom of Sweden, 1%, 2/27/2018 (n)	$3,040,000	$3,050,576
Republic of Finland, 1%, 4/23/2019 (n)	1,190,000	1,194,551

		$4,245,127

Internet – 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$446,010

Local Authorities – 0.7%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/2016	$4,860,000	$4,860,146

Major Banks – 13.9%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$4,230,000	$4,303,306
Bank of America Corp., 5.625%, 10/14/2016	1,150,000	1,165,031
Bank of America Corp., 6%, 9/01/2017	5,050,000	5,309,100
Bank of America Corp., 6.875%, 4/25/2018	1,000,000	1,091,747
Bank of America Corp., 1.75%, 6/05/2018	2,490,000	2,506,606
Bank of Montreal, FRN, 1.228%, 4/09/2018	1,380,000	1,382,579
Barclays PLC, 3.25%, 1/12/2021	2,740,000	2,730,402
BNP Paribas, FRN, 1.246%, 12/12/2016	790,000	791,333
BNP Paribas, FRN, 1.136%, 3/17/2017	1,860,000	1,859,474
Canadian Imperial Bank of Commerce, FRN, 1.152%, 7/18/2016	1,490,000	1,490,395
Commonwealth Bank of Australia, 1.75%, 11/02/2018	610,000	614,377
Commonwealth Bank of Australia, FRN, 1.146%, 9/20/2016 (n)	1,750,000	1,751,362
Commonwealth Bank of Australia, FRN, 1.015%, 3/13/2017 (n)	2,160,000	2,160,458
Commonwealth Bank of Australia, FRN, 0.93%, 9/08/2017 (n)	1,700,000	1,698,567
Credit Suisse New York, 1.75%, 1/29/2018	2,170,000	2,171,803
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	2,815,000	2,857,788
Goldman Sachs Group, Inc., 2%, 4/25/2019	60,000	60,616
Goldman Sachs Group, Inc., FRN, 1.323%, 5/22/2017	1,200,000	1,200,930
Goldman Sachs Group, Inc., FRN, 1.838%, 4/30/2018	1,580,000	1,588,205
Goldman Sachs Group, Inc., FRN, 1.726%, 11/15/2018	3,100,000	3,107,564
Goldman Sachs Group, Inc., FRN, 1.658%, 10/23/2019	2,040,000	2,026,244
HSBC Bank PLC, FRN, 1.266%, 5/15/2018 (n)	2,273,000	2,263,349
Huntington National Bank, FRN, 1.063%, 4/24/2017	3,470,000	3,466,818

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
ING Bank N.V., 1.8%, 3/16/2018 (n)	$3,290,000	$3,308,661
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,340,000	1,389,944
Mizuho Bank Ltd., FRN, 1.09%, 9/25/2017 (n)	960,000	956,043
Mizuho Bank Ltd., FRN, 1.824%, 10/20/2018 (n)	2,390,000	2,405,494
Morgan Stanley, 5.75%, 10/18/2016	1,850,000	1,874,777
Morgan Stanley, 5.45%, 1/09/2017	2,475,000	2,527,911
Morgan Stanley, 4.75%, 3/22/2017	1,675,000	1,716,540
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,337,925
Morgan Stanley, FRN, 2.011%, 2/01/2019	4,500,000	4,550,490
PNC Bank N.A., 1.3%, 10/03/2016	1,290,000	1,291,334
PNC Bank N.A., 1.15%, 11/01/2016	2,610,000	2,610,929
PNC Bank N.A., 2.25%, 7/02/2019	3,080,000	3,146,180
Royal Bank of Canada, FRN, 1.116%, 9/09/2016	1,820,000	1,821,487
Royal Bank of Canada, FRN, 1.358%, 12/10/2018	4,030,000	4,029,734
Sumitomo Mitsui Banking Corp., FRN, 0.948%, 7/11/2017	2,430,000	2,426,209
Wells Fargo & Co., FRN, 0.92%, 9/08/2017	4,090,000	4,078,029
Wells Fargo Bank N.A., FRN, 1.375%, 1/22/2018	250,000	251,102
Westpac Banking Corp., 1.55%, 5/25/2018	1,580,000	1,589,840
Westpac Banking Corp., FRN, 0.955%, 5/19/2017	1,890,000	1,888,541

		$91,799,224

Medical & Health Technology & Services – 1.3%
Becton, Dickinson and Co., 1.75%, 11/08/2016	$2,900,000	$2,906,658
Becton, Dickinson and Co., 1.45%, 5/15/2017	1,140,000	1,142,963
Becton, Dickinson and Co., 1.8%, 12/15/2017	200,000	201,635
Covidien International Finance S.A., 6%, 10/15/2017	1,485,000	1,578,761
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,460,000	2,512,619

		$8,342,636

Medical Equipment – 0.5%
Medtronic, Inc., 1.5%, 3/15/2018	$1,320,000	$1,331,456
Zimmer Holdings, Inc., 2%, 4/01/2018	1,740,000	1,754,539

		$3,085,995

Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/2017	$330,000	$327,525
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	800,000	784,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,650,000	1,608,750

		$2,720,275

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – 1.0%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$1,050,000	$1,045,152
EnLink Midstream Partners LP, 2.7%, 4/01/2019	1,342,000	1,304,325
Enterprise Products Operating LP, 6.5%, 1/31/2019	630,000	705,500
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	1,460,000	1,452,190
ONEOK Partners LP, 6.15%, 10/01/2016	1,200,000	1,211,777
ONEOK Partners LP, 2%, 10/01/2017	775,000	773,930
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	195,935

		$6,688,809

Mortgage-Backed – 3.0%
Fannie Mae, 2.8%, 3/01/2018	$3,033,803	$3,101,451
Fannie Mae, 3.741%, 6/01/2018	8,258,393	8,558,430
Fannie Mae, 5.5%, 5/01/2025	1,193,694	1,241,244
Fannie Mae, 5%, 3/01/2030 - 7/01/2039	1,564,529	1,736,766
Fannie Mae, 5%, 3/01/2042 (f)	1,179,843	1,315,461
Fannie Mae, FRN, 0.709%, 5/25/2018	2,078,314	2,072,284
Fannie Mae, FRN, 0.803%, 5/25/2018	1,685,434	1,684,313

		$19,709,949

Network & Telecom – 3.5%
AT&T, Inc., 2.4%, 8/15/2016	$4,950,000	$4,957,821
AT&T, Inc., 2.3%, 3/11/2019	1,530,000	1,562,563
AT&T, Inc., 2.45%, 6/30/2020	3,240,000	3,307,907
British Telecommunications PLC, 2.35%, 2/14/2019	1,860,000	1,899,964
Verizon Communications, Inc., 1.35%, 6/09/2017	2,200,000	2,205,887
Verizon Communications, Inc., 6.1%, 4/15/2018	2,500,000	2,715,203
Verizon Communications, Inc., FRN, 2.182%, 9/15/2016	1,650,000	1,654,236
Verizon Communications, Inc., FRN, 1.426%, 6/17/2019	4,600,000	4,623,276

		$22,926,857

Oil Services – 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$1,480,000	$1,489,592
Transocean, Inc., 6.8%, 12/15/2016	1,431,000	1,445,310

		$2,934,902

Oils – 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,908,000	$2,973,296

Other Banks & Diversified Financials – 10.7%
Banco Santander Chile, FRN, 1.528%, 4/11/2017 (n)	$510,000	$509,363
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.266%, 9/09/2016 (n)	3,880,000	3,883,740
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	798,000	820,130

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	$2,430,000	$2,452,465
Banque Federative du Credit Mutuel, FRN, 1.484%, 10/28/2016 (n)	4,070,000	4,078,079
Banque Federative du Credit Mutuel, FRN, 1.484%, 1/20/2017 (n)	800,000	802,126
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	2,470,000	2,488,856
BPCE S.A., 1.625%, 1/26/2018	840,000	843,143
Branch Banking & Trust Co., 1.45%, 5/10/2019	2,610,000	2,620,466
Capital One Bank (USA) N.A., FRN, 1.312%, 2/05/2018	2,300,000	2,298,199
Capital One Financial Corp., 2.45%, 4/24/2019	1,160,000	1,177,818
Citigroup, Inc., FRN, 1.4%, 4/08/2019	2,650,000	2,639,991
Citizens Bank N.A., 2.3%, 12/03/2018	1,380,000	1,398,059
Citizens Bank N.A., 2.5%, 3/14/2019	1,400,000	1,419,935
Citizens Bank N.A., 2.55%, 5/13/2021	374,000	377,611
Discover Bank, 3.1%, 6/04/2020	1,705,000	1,741,826
Fifth Third Bancorp, 1.35%, 6/01/2017	3,620,000	3,623,301
Fifth Third Bancorp, 2.3%, 3/01/2019	1,171,000	1,192,949
Fifth Third Bancorp, 2.3%, 3/15/2019	1,200,000	1,223,603
First Republic Bank, 2.375%, 6/17/2019	849,000	858,930
Groupe BPCE S.A., 2.5%, 12/10/2018	2,980,000	3,055,775
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	1,240,000	1,244,639
Lloyds Bank PLC, 1.635%, 1/22/2019	730,000	729,726
Macquarie Bank Ltd., FRN, 1.265%, 10/27/2017 (n)	2,670,000	2,664,521
National Bank of Canada, FRN, 1.495%, 12/14/2018	2,480,000	2,490,049
Nordea Bank AB, FRN, 0.988%, 4/04/2017 (n)	1,730,000	1,730,675
Rabobank Nederland N.V., 3.375%, 1/19/2017	3,000,000	3,038,784
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	1,721,000	1,729,498
Svenska Handelsbanken AB, 2.875%, 4/04/2017	2,500,000	2,531,735
Swedbank AB, 2.125%, 9/29/2017 (n)	5,039,000	5,091,587
UBS AG, FRN, 1.006%, 8/14/2017	2,050,000	2,046,271
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,915,000	2,973,154
UBS Group Funding Ltd., FRN, 2.08%, 9/24/2020 (n)	2,040,000	2,041,100
Union Bank N.A., 2.125%, 6/16/2017	2,825,000	2,851,049

		$70,669,153

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$743,000	$753,502

Pharmaceuticals – 3.6%
AbbVie, Inc., 1.75%, 11/06/2017	$3,300,000	$3,319,490
Actavis Funding SCS, 2.35%, 3/12/2018	1,038,000	1,052,147
Actavis, Inc., 1.875%, 10/01/2017	5,250,000	5,276,213
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,550,000	1,551,445
Biogen, Inc., 2.9%, 9/15/2020	1,780,000	1,855,039
Celgene Corp., 2.125%, 8/15/2018	2,550,000	2,588,112

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – continued
EMD Finance LLC, 1.7%, 3/19/2018 (n)	$2,790,000	$2,802,703
Gilead Sciences, Inc., 1.85%, 9/04/2018	2,490,000	2,534,155
Mylan N.V., 2.5%, 6/07/2019 (n)	1,170,000	1,185,535
Mylan, Inc., 1.35%, 11/29/2016	1,355,000	1,353,504

		$23,518,343

Real Estate – Healthcare – 0.3%
Welltower, Inc., REIT, 4.7%, 9/15/2017	$1,845,000	$1,912,250

Real Estate – Office – 0.3%
Vornado Realty LP, REIT, 2.5%, 6/30/2019	$1,824,000	$1,858,313

Real Estate – Retail – 0.4%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,208,000	$1,213,167
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	1,190,000	1,193,439

		$2,406,606

Restaurants – 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$1,390,000	$1,422,487

Retailers – 0.3%
Dollar General Corp., 1.875%, 4/15/2018	$365,000	$368,892
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	1,593,000	1,601,969

		$1,970,861

Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc., 2%, 8/02/2016	$736,000	$736,646
Airgas, Inc., 3.05%, 8/01/2020	1,270,000	1,321,858

		$2,058,504

Supranational – 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$2,470,000	$2,482,350
Corporacion Andina de Fomento, 1.5%, 8/08/2017	1,650,000	1,656,023
Corporacion Andina de Fomento, FRN, 1.188%, 1/29/2018	1,490,000	1,488,768
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	1,330,000	1,344,856
West African Development Bank, 5.5%, 5/06/2021 (n)	481,000	500,240

		$7,472,237

Telecommunications – Wireless – 0.9%
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	$1,900,000	$1,904,024
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	1,043,935
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,395,000	2,428,255
SBA Tower Trust, 2.877%, 7/15/2046 (z)	629,000	629,000

		$6,005,214

Telephone Services – 0.3%
Qwest Corp., 6.5%, 6/01/2017	$1,640,000	$1,699,450

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – 0.7%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$2,494,000	$2,521,960
Reynolds American, Inc., 2.3%, 6/12/2018	1,950,000	1,981,282

		$4,503,242

Transportation – Services – 0.9%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$3,000,000	$3,029,697
TTX Co., 2.6%, 6/15/2020 (n)	3,160,000	3,226,344

		$6,256,041

U.S. Government Agencies and Equivalents – 1.8%
AID-Ukraine, 1.844%, 5/16/2019	$225,000	$229,041
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,040,000	2,106,751
National Credit Union Administration, “1-A”, FRN, 0.922%, 1/08/2020	1,205,797	1,208,243
National Credit Union Administration, “1-A”, FRN, 0.844%, 3/06/2020	854,346	854,730
National Credit Union Administration, FRN, 0.834%, 11/06/2017	954,929	955,143
National Credit Union Administration, FRN, 0.845%, 3/11/2020	1,824,226	1,825,499
National Credit Union Administration, FRN, 0.844%, 4/06/2020	236,788	236,835
National Credit Union Administration, FRN, 0.914%, 10/07/2020	578,356	579,535
National Credit Union Administration, FRN, 0.795%, 12/07/2020	715,005	713,375
Private Export Funding Corp., 1.875%, 7/15/2018	3,440,000	3,510,142

		$12,219,294

Utilities – Electric Power – 4.4%
Dominion Resources, Inc., 2.962%, 7/01/2019	$1,310,000	$1,333,625
Duke Energy Corp., FRN, 1.008%, 4/03/2017	2,650,000	2,648,174
Duke Energy Indiana, Inc., FRN, 0.978%, 7/11/2016	1,150,000	1,150,077
Emera U.S. Finance LP, 2.15%, 6/15/2019 (z)	830,000	839,655
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	680,000	718,347
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,275,566
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	3,570,000	3,595,079
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,755,383
PG&E Corp., 2.4%, 3/01/2019	2,129,000	2,170,754
PSEG Power LLC, 3%, 6/15/2021	2,789,000	2,827,544
Southern Co., 2.45%, 9/01/2018	3,000,000	3,072,168
Southern Co., 1.85%, 7/01/2019	2,600,000	2,632,893
Southern Power Co., 1.85%, 12/01/2017	440,000	443,472
Virginia Electric and Power Co., 1.2%, 1/15/2018	2,790,000	2,792,212

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Xcel Energy, Inc., 1.2%, 6/01/2017	$1,940,000	$1,941,230

		$29,196,179

Total Bonds (Identified Cost, $631,369,872)		$635,148,500

MONEY MARKET FUNDS – 3.9%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	26,124,671	$26,124,671

Total Investments (Identified Cost, $657,494,543)		$661,273,171

OTHER ASSETS, LESS LIABILITIES – 0.2%		1,088,789

NET ASSETS – 100.0%		$662,361,960

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $230,141,347, representing 34.7% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Emera U.S. Finance LP, 2.15%, 6/15/2019	6/09/16	$829,697	$839,655
Fortive Corp., 1.8%, 6/15/2019	6/06/16	829,121	835,324
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.164%, 10/20/2026	5/26/16	1,245,034	1,239,500
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/07/16	919,999	920,791
Navient Student Loan Trust, 2016-3A, “A1”, 1.156%, 6/25/2065	6/07/16	1,400,000	1,398,421
SBA Tower Trust, 2.877%, 7/15/2046	6/21/16	629,000	629,000
State of Qatar, 2.375%, 6/02/2021	5/25/16	1,662,193	1,698,144
Total Restricted Securities			$7,560,835
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/16

Futures Contracts at 6/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	200	$24,432,813	September - 2016	$448,053

At June 30, 2016, the fund had liquid securities with an aggregate value of $209,490 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $631,369,872)	$635,148,500
Underlying affiliated funds, at cost and value	26,124,671
Total investments, at value (identified cost, $657,494,543)	$661,273,171
Cash	14,706
Receivables for
Daily variation margin on open futures contracts	15,625
Fund shares sold	41,874
Interest	2,729,201
Other assets	2,762
Total assets		$664,077,339
Liabilities
Payables for
Investments purchased	$629,000
Fund shares reacquired	917,930
Payable to affiliates
Investment adviser	14,874
Shareholder servicing costs	72
Distribution and/or service fees	2,264
Accrued expenses and other liabilities	151,239
Total liabilities		$1,715,379
Net assets		$662,361,960
Net assets consist of
Paid-in capital	$646,012,060
Unrealized appreciation (depreciation) on investments	4,226,681
Accumulated net realized gain (loss) on investments	(743,789)
Undistributed net investment income	12,867,008
Net assets		$662,361,960
Shares of beneficial interest outstanding		64,276,999

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$496,800,232	48,171,276	$10.31
Service Class	165,561,728	16,105,723	10.28

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Interest	$6,107,682
Dividends from underlying affiliated funds	15,932
Total investment income		$6,123,614
Expenses
Management fee	$1,339,807
Distribution and/or service fees	209,465
Shareholder servicing costs	6,787
Administrative services fee	58,233
Independent Trustees’ compensation	7,068
Custodian fee	36,075
Shareholder communications	26,463
Audit and tax fees	30,951
Legal fees	3,093
Miscellaneous	13,466
Total expenses		$1,731,408
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(24,013)
Net expenses		$1,707,389
Net investment income		$4,416,225
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$35,336
Futures contracts	368,469
Net realized gain (loss) on investments		$403,805
Change in unrealized appreciation (depreciation)
Investments	$6,070,779
Futures contracts	494,654
Net unrealized gain (loss) on investments		$6,565,433
Net realized and unrealized gain (loss) on investments		$6,969,238
Change in net assets from operations		$11,385,463

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$4,416,225	$8,252,371
Net realized gain (loss) on investments	403,805	269,186
Net unrealized gain (loss) on investments	6,565,433	(5,086,043)
Change in net assets from operations	$11,385,463	$3,435,514
Distributions declared to shareholders
From net investment income	$—	$(9,718,783)
Change in net assets from fund share transactions	$(42,354,719)	$(139,348,227)
Total change in net assets	$(30,969,256)	$(145,631,496)
Net assets
At beginning of period	693,331,216	838,962,712
At end of period (including undistributed net investment income of $12,867,008 and $8,450,783, respectively)	$662,361,960	$693,331,216

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.14		$10.23	$10.32	$10.29	$10.18	$10.31
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.12	$0.11	$0.12	$0.11	$0.12
Net realized and unrealized gain (loss) on investments	0.10		(0.07)	(0.03)	(0.05)	0.12	(0.07)
Total from investment operations	$0.17		$0.05	$0.08	$0.07	$0.23	$0.05
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.13)	$(0.01)	$(0.12)	$(0.12)
From net realized gain on investments	—		—	(0.04)	(0.03)	—	(0.06)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.14)	$(0.17)	$(0.04)	$(0.12)	$(0.18)
Net asset value, end of period (x)	$10.31		$10.14	$10.23	$10.32	$10.29	$10.18
Total return (%) (k)(r)(s)(x)	1.68	(n)	0.48	0.80	0.71	2.24	0.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.45	0.44	0.45	0.64	0.65
Expenses after expense reductions (f)	0.45	(a)	0.44	0.44	0.45	N/A	N/A
Net investment income	1.38	(a)	1.13	1.10	1.19	1.12	1.14
Portfolio turnover	14	(n)	26	24	34	213	154
Net assets at end of period (000 omitted)	$496,800		$520,750	$627,457	$713,534	$723,068	$993,705

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.12		$10.20	$10.30	$10.28	$10.17	$10.31
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.09	$0.09	$0.10	$0.09	$0.09
Net realized and unrealized gain (loss) on investments	0.10		(0.06)	(0.04)	(0.05)	0.11	(0.07)
Total from investment operations	$0.16		$0.03	$0.05	$0.05	$0.20	$0.02
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.11)	$—	$(0.09)	$(0.10)
From net realized gain on investments	—		—	(0.04)	(0.03)	—	(0.06)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.11)	$(0.15)	$(0.03)	$(0.09)	$(0.16)
Net asset value, end of period (x)	$10.28		$10.12	$10.20	$10.30	$10.28	$10.17
Total return (%) (k)(r)(s)(x)	1.58	(n)	0.28	0.49	0.48	2.01	0.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.70	0.69	0.70	0.88	0.90
Expenses after expense reductions (f)	0.70	(a)	0.69	0.69	0.70	N/A	N/A
Net investment income	1.13	(a)	0.88	0.85	0.94	0.87	0.89
Portfolio turnover	14	(n)	26	24	34	213	154
Net assets at end of period (000 omitted)	$165,562		$172,581	$211,505	$229,865	$181,272	$191,313
See Notes to Financial Statements

MFS Limited Maturity Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$12,219,294	$—	$12,219,294
Non-U.S. Sovereign Debt	—	48,001,479	—	48,001,479
U.S. Corporate Bonds	—	289,549,999	—	289,549,999
Residential Mortgage-Backed Securities	—	22,745,010	—	22,745,010
Commercial Mortgage-Backed Securities	—	6,004,390	—	6,004,390
Asset-Backed Securities (including CDOs)	—	83,295,581	—	83,295,581
Foreign Bonds	—	173,332,747	—	173,332,747
Mutual Funds	26,124,671	—	—	26,124,671
Total Investments	$26,124,671	$635,148,500	$—	$661,273,171

Other Financial Instruments
Futures Contracts	$448,053	$—	$—	$448,053

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$448,053

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$368,469

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$494,654

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$9,718,783

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$657,987,062
Gross appreciation	4,706,905
Gross depreciation	(1,420,796)
Net unrealized appreciation (depreciation)	$3,286,109

As of 12/31/15
Undistributed ordinary income	8,450,783
Capital loss carryforwards	(679,484)
Net unrealized appreciation (depreciation)	(2,806,862)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(289,513)
Long-Term	(389,971)
Total	$(679,484)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$7,704,946
Service Class	—	2,013,837
Total	$—	$9,718,783

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $24,013, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $6,190, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $597.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $684 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,712,927	$5,131,390
Investments (non-U.S. Government securities)	$93,246,762	$150,848,085

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,078,942	$11,065,843	2,029,062	$20,788,575
Service Class	666,990	6,798,665	900,541	9,178,406
	1,745,932	$17,864,508	2,929,603	$29,966,981
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	759,108	$7,704,946
Service Class	—	—	198,799	2,013,837
	—	$—	957,907	$9,718,783
Shares reacquired
Initial Class	(4,279,465)	$(43,710,896)	(12,756,343)	$(130,424,341)
Service Class	(1,620,645)	(16,508,331)	(4,767,568)	(48,609,650)
	(5,900,110)	$(60,219,227)	(17,523,911)	$(179,033,991)
Net change
Initial Class	(3,200,523)	$(32,645,053)	(9,968,173)	$(101,930,820)
Service Class	(953,655)	(9,709,666)	(3,668,228)	(37,417,407)
	(4,154,178)	$(42,354,719)	(13,636,401)	$(139,348,227)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio, the MFS Moderate Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 12%, 11%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,793 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	577,154	116,135,642	(90,588,125)	26,124,671

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,932	$26,124,671

MFS Limited Maturity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the

first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the

Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

SEMIANNUAL REPORT

June 30, 2016

MFS® MID CAP

VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VMC-SEM

MFS® MID CAP VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Newell Brands, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
NASDAQ, Inc.	1.2%
Medical Properties Trust, Inc., REIT	1.1%
Zimmer Biomet Holdings, Inc.	1.1%
Corporate Office Properties Trust, REIT	1.1%
Hess Corp.	1.1%
Fifth Third Bancorp	1.0%
Stanley Black & Decker, Inc.	1.0%
Pinnacle Foods, Inc.	1.0%

Equity sectors
Financial Services	24.8%
Utilities & Communications	10.1%
Health Care	9.9%
Consumer Staples	8.8%
Industrial Goods & Services	8.5%
Energy	7.4%
Technology	6.4%
Autos & Housing	6.2%
Leisure	3.9%
Retailing	3.9%
Basic Materials	3.9%
Special Products & Services	3.6%
Transportation	2.0%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.81%	$1,000.00	$1,059.95	$4.15
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
Service Class	Actual	1.06%	$1,000.00	$1,059.13	$5.43
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 1.6%
L-3 Communications Holdings, Inc.	22,223	$3,259,892
Rockwell Collins, Inc.	23,522	2,002,663

		$5,262,555

Airlines – 0.9%
Alaska Air Group, Inc.	19,509	$1,137,180
Delta Air Lines, Inc.	50,083	1,824,524

		$2,961,704

Alcoholic Beverages – 0.7%
Molson Coors Brewing Co.	21,020	$2,125,753

Apparel Manufacturers – 1.3%
Hanesbrands, Inc.	73,919	$1,857,584
PVH Corp.	24,131	2,273,864

		$4,131,448

Automotive – 2.5%
BorgWarner Transmission Systems, Inc.	36,010	$1,063,015
Delphi Automotive PLC	38,518	2,411,227
Harley-Davidson, Inc.	35,672	1,615,942
LKQ Corp. (a)	92,535	2,933,360

		$8,023,544

Broadcasting – 2.1%
Discovery Communications, Inc., “A” (a)	78,135	$1,971,346
Interpublic Group of Companies, Inc.	110,857	2,560,797
Nielsen Holdings PLC	40,903	2,125,729

		$6,657,872

Brokerage & Asset Managers – 3.0%
Affiliated Managers Group, Inc. (a)	9,116	$1,283,259
Apollo Global Management, “A”	52,516	795,617
NASDAQ, Inc.	58,640	3,792,249
Raymond James Financial, Inc.	46,159	2,275,639
TD Ameritrade Holding Corp.	57,281	1,631,076

		$9,777,840

Business Services – 3.2%
Amdocs Ltd.	45,276	$2,613,331
Brenntag AG	25,477	1,231,168
Fidelity National Information Services, Inc.	41,809	3,080,487
First Data Corp. (a)	64,369	712,565
Realogy Holdings Corp. (a)	52,096	1,511,826
Univar, Inc. (a)	67,487	1,276,179

		$10,425,556

Chemicals – 0.6%
Celanese Corp.	29,623	$1,938,825

Computer Software – 1.2%
Sabre Corp.	79,903	$2,140,601
Symantec Corp.	80,764	1,658,893

		$3,799,494

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 2.9%
IMS Health Holdings, Inc. (a)	79,045	$2,004,581
NCR Corp. (a)	66,011	1,833,125
NICE Systems Ltd., ADR	22,901	1,462,229
Pitney Bowes, Inc.	71,345	1,269,941
Verint Systems, Inc. (a)	28,272	936,651
Xerox Corp.	209,522	1,988,364

		$9,494,891

Construction – 3.1%
Armstrong World Industries, Inc. (a)	56,315	$2,204,732
Owens Corning	62,615	3,225,925
Stanley Black & Decker, Inc.	29,874	3,322,586
Toll Brothers, Inc. (a)	42,415	1,141,388

		$9,894,631

Consumer Products – 1.9%
Newell Brands, Inc.	82,973	$4,029,999
Sensient Technologies Corp.	29,626	2,104,631

		$6,134,630

Consumer Services – 0.3%
Houghton Mifflin Harcourt Co. (a)	67,484	$1,054,775

Containers – 1.1%
Berry Plastics Group, Inc. (a)	50,912	$1,977,931
Graphic Packaging Holding Co.	125,257	1,570,723

		$3,548,654

Electrical Equipment – 1.8%
Pentair PLC	32,177	$1,875,597
Tyco International PLC	66,674	2,840,312
WESCO International, Inc. (a)	22,675	1,167,536

		$5,883,445

Electronics – 2.2%
Analog Devices, Inc.	33,641	$1,905,426
Keysight Technologies, Inc. (a)	55,150	1,604,314
Maxim Integrated Products, Inc.	61,053	2,178,982
Microchip Technology, Inc.	30,088	1,527,267

		$7,215,989

Energy – Independent – 5.9%
Cabot Oil & Gas Corp.	84,316	$2,170,294
Cimarex Energy Co.	14,013	1,672,031
Energen Corp.	43,387	2,091,687
EQT Corp.	38,350	2,969,441
Hess Corp.	56,476	3,394,208
HollyFrontier Corp.	60,264	1,432,475
Noble Energy, Inc.	29,558	1,060,245
PDC Energy, Inc. (a)	30,542	1,759,525
Pioneer Natural Resources Co.	17,122	2,589,018

		$19,138,924

Food & Beverages – 6.3%
Archer Daniels Midland Co.	57,942	$2,485,132
Bunge Ltd.	35,005	2,070,546

4

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Coca-Cola European Partners PLC	59,916	$2,138,402
Flowers Foods, Inc.	66,771	1,251,956
J.M. Smucker Co.	18,263	2,783,464
Kellogg Co.	30,786	2,513,677
Pinnacle Foods, Inc.	71,505	3,309,966
TreeHouse Foods, Inc. (a)	20,543	2,108,739
Tyson Foods, Inc., “A”	22,652	1,512,927

		$20,174,809

Furniture & Appliances – 0.6%
Whirlpool Corp.	12,587	$2,097,498

Gaming & Lodging – 0.5%
Royal Caribbean Cruises Ltd.	21,997	$1,477,099

General Merchandise – 0.3%
Kohl’s Corp.	29,452	$1,116,820

Health Maintenance Organizations – 0.3%
Molina Healthcare, Inc. (a)	20,406	$1,018,259

Insurance – 6.8%
Allied World Assurance Co.	44,397	$1,560,111
Arthur J. Gallagher & Co.	45,654	2,173,130
Everest Re Group Ltd.	13,487	2,463,670
Hanover Insurance Group, Inc.	17,803	1,506,490
Hartford Financial Services Group, Inc.	73,757	3,273,336
Lincoln National Corp.	49,356	1,913,532
Third Point Reinsurance Ltd. (a)	82,660	968,775
Unum Group	81,978	2,606,081
Validus Holdings Ltd.	50,334	2,445,729
XL Group PLC	90,616	3,018,419

		$21,929,273

Machinery & Tools – 4.5%
Allison Transmission Holdings, Inc.	140,393	$3,963,294
Cummins, Inc.	19,631	2,207,310
Deere & Co.	30,603	2,480,067
Eaton Corp. PLC	36,519	2,181,280
Joy Global, Inc.	21,786	460,556
Regal Beloit Corp.	23,395	1,287,895
Xylem, Inc.	41,485	1,852,305

		$14,432,707

Major Banks – 2.0%
Comerica, Inc.	52,187	$2,146,451
Huntington Bancshares, Inc.	267,825	2,394,356
KeyCorp	184,032	2,033,554

		$6,574,361

Medical & Health Technology & Services – 3.6%
AmerisourceBergen Corp.	34,532	$2,739,078
Community Health Systems, Inc. (a)	51,867	624,997
LifePoint Hospitals, Inc. (a)	27,807	1,817,744
MEDNAX, Inc. (a)	25,732	1,863,769
Quest Diagnostics, Inc.	31,037	2,526,722
Universal Health Services, Inc.	14,906	1,998,895

		$11,571,205

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 5.8%
Agilent Technologies, Inc.	44,489	$1,973,532
Cooper Cos., Inc.	14,159	2,429,260
Dentsply Sirona, Inc.	33,202	2,059,852
PerkinElmer, Inc.	51,086	2,677,928
Steris PLC	29,921	2,057,069
Teleflex, Inc.	12,403	2,199,176
VWR Corp. (a)	59,182	1,710,360
Zimmer Biomet Holdings, Inc.	28,453	3,425,172

		$18,532,349

Natural Gas – Distribution – 1.4%
NiSource, Inc.	70,018	$1,856,877
NorthWestern Corp.	39,660	2,501,356

		$4,358,233

Oil Services – 1.5%
Forum Energy Technologies, Inc. (a)	97,253	$1,683,449
Frank’s International N.V. (l)	95,150	1,390,142
Oil States International, Inc. (a)	48,724	1,602,045

		$4,675,636

Other Banks & Diversified Financials – 7.0%
BB&T Corp.	75,595	$2,691,938
Citizens Financial Group, Inc.	124,897	2,495,442
Discover Financial Services	58,659	3,143,536
Fifth Third Bancorp	192,213	3,381,027
M&T Bank Corp.	19,522	2,308,086
New York Community Bancorp, Inc.	107,182	1,606,658
Northern Trust Corp.	34,338	2,275,236
SunTrust Banks, Inc.	47,730	1,960,748
Wintrust Financial Corp.	52,804	2,693,004

		$22,555,675

Pharmaceuticals – 0.2%
Endo International PLC (a)	43,684	$681,034

Pollution Control – 0.5%
Clean Harbors, Inc. (a)	32,998	$1,719,526

Railroad & Shipping – 0.6%
Kansas City Southern Co.	20,146	$1,814,953

Real Estate – 5.9%
Annaly Mortgage Management, Inc., REIT	85,582	$947,393
Corporate Office Properties Trust, REIT	115,512	3,415,690
DDR Corp., REIT	121,836	2,210,105
EPR Properties, REIT	36,845	2,972,655
Gramercy Property Trust, Inc., REIT	220,981	2,037,445
Medical Properties Trust, Inc., REIT	227,722	3,463,652
Mid-America Apartment Communities, Inc., REIT	25,021	2,662,234
Weyerhaeuser Co., REIT	48,939	1,456,914

		$19,166,088

Restaurants – 1.4%
Aramark	75,779	$2,532,534
DineEquity, Inc.	13,959	1,183,444
U.S. Foods Holding Corp. (a)	31,758	769,814

		$4,485,792

5

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 2.2%
Akzo Nobel N.V.	26,348	$1,657,635
Albemarle Corp.	28,095	2,228,214
Axalta Coating Systems Ltd. (a)	114,862	3,047,289

		$6,933,138

Specialty Stores – 2.3%
AutoZone, Inc. (a)	2,717	$2,156,863
Gap, Inc.	63,035	1,337,603
Sally Beauty Holdings, Inc. (a)	85,504	2,514,673
Urban Outfitters, Inc. (a)	49,477	1,360,618

		$7,369,757

Telephone Services – 1.0%
Frontier Communications Corp.	310,539	$1,534,063
Quebecor, Inc., “B”	54,165	1,552,063

		$3,086,126

Trucking – 0.6%
Knight Transportation, Inc.	68,452	$1,819,454

Utilities – Electric Power – 7.4%
AES Corp.	158,966	$1,983,896
Calpine Corp. (a)	132,046	1,947,679
CMS Energy Corp.	60,018	2,752,425
DTE Energy Co.	31,636	3,135,760
Dynegy, Inc. (a)	33,483	577,247
Eversource Energy	42,438	2,542,036
Exelon Corp.	55,298	2,010,635
FirstEnergy Corp.	30,489	1,064,371
Pinnacle West Capital Corp.	39,305	3,186,063
Public Service Enterprise Group, Inc.	58,119	2,708,927
WEC Energy Group, Inc.	30,877	2,016,268

		$23,925,307

Total Common Stocks (Identified Cost, $271,437,569)		$318,985,629

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.4%
Telephone Services – 0.4%
Frontier Communications Corp., 11.125% (Identified Cost, $1,383,100)	13,831	$1,311,451

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	2,745,703	$2,745,703

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	231,510	$231,510

Total Investments (Identified Cost, $275,797,882)		$323,274,293

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,036,929)

NET ASSETS – 100.0%		$322,237,364

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $273,052,179)	$320,528,590
Underlying affiliated funds, at cost and value	2,745,703
Total investments, at value, including $225,491 of securities on loan (identified cost, $275,797,882)	$323,274,293
Cash	22,163
Receivables for
Investments sold	2,977,438
Fund shares sold	40,133
Interest and dividends	409,317
Other assets	1,439
Total assets		$326,724,783
Liabilities
Payables for
Investments purchased	$3,252,631
Fund shares reacquired	899,548
Collateral for securities loaned, at value	231,510
Payable to affiliates
Investment adviser	13,088
Shareholder servicing costs	50
Distribution and/or service fees	744
Accrued expenses and other liabilities	89,848
Total liabilities		$4,487,419
Net assets		$322,237,364
Net assets consist of
Paid-in capital	$240,673,866
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	47,474,724
Accumulated net realized gain (loss) on investments and foreign currency	29,034,339
Undistributed net investment income	5,054,435
Net assets		$322,237,364
Shares of beneficial interest outstanding		38,830,358

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$266,685,691	32,090,838	$8.31
Service Class	55,551,673	6,739,520	8.24

See Notes to Financial Statements

7

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$3,595,372
Interest	10,019
Dividends from underlying affiliated funds	6,299
Foreign taxes withheld	(15,916)
Total investment income		$3,595,774
Expenses
Management fee	$1,191,586
Distribution and/or service fees	67,367
Shareholder servicing costs	5,150
Administrative services fee	30,115
Independent Trustees’ compensation	4,153
Custodian fee	19,310
Shareholder communications	10,185
Audit and tax fees	26,306
Legal fees	1,359
Miscellaneous	7,698
Total expenses		$1,363,229
Reduction of expenses by investment adviser	(11,367)
Net expenses		$1,351,862
Net investment income		$2,243,912
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$4,042,361
Foreign currency	(1,137)
Net realized gain (loss) on investments and foreign currency		$4,041,224
Change in unrealized appreciation (depreciation)
Investments	$12,701,563
Translation of assets and liabilities in foreign currencies	28
Net unrealized gain (loss) on investments and foreign currency translation		$12,701,591
Net realized and unrealized gain (loss) on investments and foreign currency		$16,742,815
Change in net assets from operations		$18,986,727

See Notes to Financial Statements

8

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$2,243,912	$2,716,228
Net realized gain (loss) on investments and foreign currency	4,041,224	25,764,280
Net unrealized gain (loss) on investments and foreign currency translation	12,701,591	(35,245,998)
Change in net assets from operations	$18,986,727	$(6,765,490)
Distributions declared to shareholders
From net investment income	$—	$(3,110,250)
From net realized gain on investments	—	(52,197,352)
Total distributions declared to shareholders	$—	$(55,307,602)
Change in net assets from fund share transactions	$(26,603,208)	$30,427,774
Total change in net assets	$(7,616,481)	$(31,645,318)
Net assets
At beginning of period	329,853,845	361,499,163
At end of period (including undistributed net investment income of $5,054,435 and $2,810,523, respectively)	$322,237,364	$329,853,845

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$7.84		$9.80	$10.05	$8.75	$8.66	$9.45
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.08	$0.09	$0.10	$0.16	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(0.37)	0.93	2.93	1.27	0.06
Total from investment operations	$0.47		$(0.29)	$1.02	$3.03	$1.43	$0.18
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.11)	$(0.12)	$(0.10)	$(0.10)
From net realized gain on investments	—		(1.57)	(1.16)	(1.61)	(1.24)	(0.87)
Total distributions declared to shareholders	$—		$(1.67)	$(1.27)	$(1.73)	$(1.34)	$(0.97)
Net asset value, end of period (x)	$8.31		$7.84	$9.80	$10.05	$8.75	$8.66
Total return (%) (k)(r)(s)(x)	5.99	(n)	(2.33)	10.36	36.91	16.38	2.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.81	0.81	1.03	1.06
Expenses after expense reductions (f)	0.81	(a)	0.81	0.81	0.81	N/A	N/A
Net investment income	1.45	(a)	0.82	0.86	0.99	1.72	1.23
Portfolio turnover	18	(n)	51	55	49	229	50
Net assets at end of period (000 omitted)	$266,686		$274,753	$322,888	$348,322	$324,322	$207,483

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$7.78		$9.74	$9.99	$8.71	$8.63	$9.41
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.06	$0.06	$0.07	$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(0.38)	0.93	2.92	1.27	0.07
Total from investment operations	$0.46		$(0.32)	$0.99	$2.99	$1.40	$0.17
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.08)	$(0.10)	$(0.08)	$(0.08)
From net realized gain on investments	—		(1.57)	(1.16)	(1.61)	(1.24)	(0.87)
Total distributions declared to shareholders	$—		$(1.64)	$(1.24)	$(1.71)	$(1.32)	$(0.95)
Net asset value, end of period (x)	$8.24		$7.78	$9.74	$9.99	$8.71	$8.63
Total return (%) (k)(r)(s)(x)	5.91	(n)	(2.66)	10.16	36.52	16.01	2.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.07	1.06	1.06	1.29	1.31
Expenses after expense reductions (f)	1.06	(a)	1.06	1.06	1.06	N/A	N/A
Net investment income	1.20	(a)	0.62	0.62	0.75	1.38	1.02
Portfolio turnover	18	(n)	51	55	49	229	50
Net assets at end of period (000 omitted)	$55,552		$55,100	$38,611	$38,371	$31,550	$30,039

See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$314,393,985	$—	$—	$314,393,985
Netherlands	—	1,657,635	—	1,657,635
Canada	1,552,063	—	—	1,552,063
Israel	1,462,229	—	—	1,462,229
Germany	—	1,231,168	—	1,231,168
Mutual Funds	2,977,213	—	—	2,977,213
Total Investments	$320,385,490	$2,888,803	$—	$323,274,293

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $225,491. The fair value of the fund’s investment securities on loan and a related liability of $231,510 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

13

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$14,484,732
Long-term capital gains	40,822,870
Total distributions	$55,307,602

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$278,053,757
Gross appreciation	59,563,051
Gross depreciation	(14,342,515)
Net unrealized appreciation (depreciation)	$45,220,536

As of 12/31/15
Undistributed ordinary income	9,724,102
Undistributed long-term capital gain	19,504,037
Other temporary differences	121,942
Net unrealized appreciation (depreciation)	33,226,690

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$2,845,635	$—	$46,293,928
Service Class	—	264,615	—	5,903,424
Total	$—	$3,110,250	$—	$52,197,352

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $11,367 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $4,299, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $851.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0189% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $322 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $57,411,988 and $80,632,877, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	266,963	$2,122,912	802,929	$6,847,358
Service Class	483,826	3,856,553	3,105,418	25,124,018
	750,789	$5,979,465	3,908,347	$31,971,376
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	6,517,183	$49,139,563
Service Class	—	—	822,405	6,168,039
	—	$—	7,339,588	$55,307,602
Shares reacquired
Initial Class	(3,241,724)	$(26,097,812)	(5,203,484)	$(49,452,245)
Service Class	(825,447)	(6,484,861)	(811,377)	(7,398,959)
	(4,067,171)	$(32,582,673)	(6,014,861)	$(56,851,204)
Net change
Initial Class	(2,974,761)	$(23,974,900)	2,116,628	$6,534,676
Service Class	(341,621)	(2,628,308)	3,116,446	23,893,098
	(3,316,382)	$(26,603,208)	5,233,074	$30,427,774

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 39%, 13%, and 8%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $858 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,245,002	42,436,845	(41,936,144)	2,745,703

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,299	$2,745,703

16

MFS Mid Cap Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® MODERATE

ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VMA-SEM

MFS® MODERATE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Moderate Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	12.0%
MFS Government Securities Portfolio	10.0%
MFS Value Series	9.1%
MFS Growth Series	9.0%
MFS Research Series	8.0%
MFS Mid Cap Growth Series	7.0%
MFS Mid Cap Value Portfolio	7.0%
MFS Research International Portfolio	6.9%
MFS Global Governments Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Limited Maturity Portfolio	3.9%
MFS Global Real Estate Portfolio	3.0%
MFS International Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Moderate Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.01%	$1,000.00	$1,042.47	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.81	$0.05
Service Class	Actual	0.26%	$1,000.00	$1,040.90	$1.32
	Hypothetical (h)	0.26%	$1,000.00	$1,023.57	$1.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	8,310,633	$89,754,832
MFS Global Real Estate Portfolio – Initial Class	3,601,360	54,776,687
MFS Government Securities Portfolio – Initial Class	13,519,657	179,135,453
MFS Growth Series – Initial Class	4,021,682	161,671,636
MFS High Yield Portfolio – Initial Class	15,420,527	89,747,470
MFS Inflation-Adjusted Bond Portfolio – Initial Class	8,725,074	89,519,260
MFS International Growth Portfolio – Initial Class	4,178,407	53,525,389
MFS International Value Portfolio – Initial Class	2,297,841	54,045,229
MFS Limited Maturity Portfolio – Initial Class	6,917,345	71,317,822
MFS Mid Cap Growth Series – Initial Class	15,104,336	125,819,119
MFS Mid Cap Value Portfolio – Initial Class	15,095,307	125,442,001
MFS New Discovery Series – Initial Class	1,733,871	27,083,069
MFS New Discovery Value Portfolio – Initial Class	2,650,429	26,981,368
MFS Research International Portfolio – Initial Class	9,176,874	123,153,652
MFS Research Series – Initial Class	5,215,041	144,300,192
MFS Total Return Bond Series – Initial Class	15,679,759	215,439,890
MFS Value Series – Initial Class	8,280,920	162,554,469

Total Underlying Affiliated Funds (Identified Cost, $1,606,501,444)		$1,794,267,538

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	1,866,861	$1,866,861

Total Investments (Identified Cost, $1,608,368,305)		$1,796,134,399

OTHER ASSETS, LESS LIABILITIES – 0.0%		519,356

NET ASSETS – 100.0%		$1,796,653,755

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Underlying affiliated funds, at value (identified cost, $1,608,368,305)	$1,796,134,399
Receivables for
Investments sold	2,334,044
Fund shares sold	20,435
Other assets	6,879
Total assets		$1,798,495,757
Liabilities
Payable for fund shares reacquired	$1,728,074
Payable to affiliates
Administrator	96
Shareholder servicing costs	223
Distribution and/or service fees	24,168
Accrued expenses and other liabilities	89,441
Total liabilities		$1,842,002
Net assets		$1,796,653,755
Net assets consist of
Paid-in capital	$1,481,000,939
Unrealized appreciation (depreciation) on investments	187,766,094
Accumulated net realized gain (loss) on investments	85,019,801
Undistributed net investment income	42,866,921
Net assets		$1,796,653,755
Shares of beneficial interest outstanding		138,421,201

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$5,337,331	410,094	$13.01
Service Class	1,791,316,424	138,011,107	12.98

See Notes to Financial Statements

5

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net Investment loss
Dividends from underlying affiliated funds		$2,602
Expenses
Distribution and/or service fees	2,221,504
Shareholder servicing costs	18,601
Administrative services fee	8,701
Independent Trustees’ compensation	14,744
Custodian fee	33,865
Shareholder communications	10,334
Audit and tax fees	18,915
Legal fees	8,019
Miscellaneous	18,871
Total expenses		$2,353,554
Net investment loss		$(2,350,952)
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments in underlying affiliated funds (identified cost basis)		$1,284,287
Change in unrealized appreciation (depreciation) on investments		$72,829,088
Net realized and unrealized gain (loss) on investments		$74,113,375
Change in net assets from operations		$71,762,423

See Notes to Financial Statements

6

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income (loss)	$(2,350,952)	$34,013,150
Net realized gain (loss) on investments	1,284,287	97,655,559
Net unrealized gain (loss) on investments	72,829,088	(124,821,031)
Change in net assets from operations	$71,762,423	$6,847,678
Distributions declared to shareholders
From net investment income	$—	$(74,911,984)
From net realized gain on investments	—	(48,186,981)
Total distributions declared to shareholders	$—	$(123,098,965)
Change in net assets from fund share transactions	$(117,747,469)	$(170,317,449)
Total change in net assets	$(45,985,046)	$(286,568,736)
Net assets
At beginning of period	1,842,638,801	2,129,207,537
At end of period (including undistributed net investment income of $42,866,921 and $45,217,873, respectively)	$1,796,653,755	$1,842,638,801

See Notes to Financial Statements

7

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class(assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.48		$13.34	$13.02	$12.20	$11.60	$12.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.29	$0.21	$0.09	$0.31	$0.20
Net realized and unrealized gain (loss) on investments	0.53		(0.27)	0.48	1.88	0.92	(0.40)
Total from investment operations	$0.53		$0.02	$0.69	$1.97	$1.23	$(0.20)
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.21)	$(0.35)	$(0.32)	$(0.17)
From net realized gain on investments	—		(0.33)	(0.16)	(0.80)	(0.31)	(0.40)
Total distributions declared to shareholders	$—		$(0.88)	$(0.37)	$(1.15)	$(0.63)	$(0.57)
Net asset value, end of period (x)	$13.01		$12.48	$13.34	$13.02	$12.20	$11.60
Total return (%) (k)(r)(s)(x)	4.25	(n)	0.35	5.28	16.87	10.56	(1.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.01	(a)	0.01	0.01	0.02	0.15	0.19
Expenses after expense reductions (f)(h)	N/A		N/A	0.01	0.02	N/A	N/A
Net investment income (loss) (l)	(0.01	)(a)	2.16	1.55	0.73	2.52	1.61
Portfolio turnover	0	(n)(u)	1	2	6	67	7
Net assets at end of period (000 omitted)	$5,337		$5,509	$7,240	$6,124	$4,279	$3,150

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.47		$13.32	$13.00	$12.19	$11.58	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.22	$0.17	$0.10	$0.19	$0.16
Net realized and unrealized gain (loss) on investments	0.53		(0.23)	0.49	1.82	1.02	(0.39)
Total from investment operations	$0.51		$(0.01)	$0.66	$1.92	$1.21	$(0.23)
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.18)	$(0.31)	$(0.29)	$(0.14)
From net realized gain on investments	—		(0.33)	(0.16)	(0.80)	(0.31)	(0.40)
Total distributions declared to shareholders	$—		$(0.84)	$(0.34)	$(1.11)	$(0.60)	$(0.54)
Net asset value, end of period (x)	$12.98		$12.47	$13.32	$13.00	$12.19	$11.58
Total return (%) (k)(r)(s)(x)	4.09	(n)	0.13	5.04	16.51	10.39	(1.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	(a)	0.26	0.26	0.27	0.40	0.44
Expenses after expense reductions (f)(h)	N/A		N/A	0.26	0.27	N/A	N/A
Net investment income (loss) (l)	(0.26	)(a)	1.69	1.29	0.76	1.55	1.32
Portfolio turnover	0	(n)(u)	1	2	6	67	7
Net assets at end of period (000 omitted)	$1,791,316		$1,837,130	$2,121,968	$2,199,921	$1,986,278	$1,850,101

See Notes to Financial Statements

8

MFS Moderate Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(u)	Portfolio turnover is less than 1%.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period

10

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,796,134,399	$—	$—	$1,796,134,399

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally

11

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$78,580,363
Long-term capital gains	44,518,602
Total distributions	$123,098,965

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$1,612,511,648
Gross appreciation	192,382,097
Gross depreciation	(8,759,346)
Net unrealized appreciation (depreciation)	$183,622,751

As of 12/31/15
Undistributed ordinary income	49,139,239
Undistributed long-term capital gain	83,957,491
Net unrealized appreciation (depreciation)	110,793,663

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

12

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$328,627	$—	$196,924
Service Class	—	74,583,357	—	47,990,057
Total	$—	$74,911,984	$—	$48,186,981

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $18,291, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $310.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0010% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $1,822 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

13

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of shares of underlying funds aggregated $92,571 and $120,150,921, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	10,526	$132,568	97,447	$1,329,973
Service Class	579,414	7,278,304	654,732	8,412,886
	589,940	$7,410,872	752,179	$9,742,859
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	43,220	$525,551
Service Class	—	—	10,088,347	122,573,414
	—	$—	10,131,567	$123,098,965
Shares reacquired
Initial Class	(41,717)	$(515,139)	(242,173)	$(3,067,622)
Service Class	(9,943,134)	(124,643,202)	(22,703,683)	(300,091,651)
	(9,984,851)	$(125,158,341)	(22,945,856)	$(303,159,273)
Net change
Initial Class	(31,191)	$(382,571)	(101,506)	$(1,212,098)
Service Class	(9,363,720)	(117,364,898)	(11,960,604)	(169,105,351)
	(9,394,911)	$(117,747,469)	(12,062,110)	$(170,317,449)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $4,777 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	9,358,625	—	(1,047,992)	8,310,633
MFS Global Real Estate Portfolio	4,084,071	—	(482,711)	3,601,360
MFS Government Securities Portfolio	14,493,105	—	(973,448)	13,519,657
MFS Growth Series	4,126,257	421	(104,996)	4,021,682
MFS High Yield Portfolio	16,892,988	—	(1,472,461)	15,420,527
MFS Inflation-Adjusted Bond Portfolio	9,381,781	—	(656,707)	8,725,074
MFS Institutional Money Market Portfolio	653,854	38,563,898	(37,350,891)	1,866,861
MFS International Growth Portfolio	4,384,730	103	(206,426)	4,178,407
MFS International Value Portfolio	2,462,987	—	(165,146)	2,297,841
MFS Limited Maturity Portfolio	7,288,297	—	(370,952)	6,917,345
MFS Mid Cap Growth Series	15,727,938	2,021	(625,623)	15,104,336
MFS Mid Cap Value Portfolio	16,397,946	1,774	(1,304,413)	15,095,307
MFS New Discovery Series	1,782,031	594	(48,754)	1,733,871
MFS New Discovery Value Portfolio	2,910,875	330	(260,776)	2,650,429
MFS Research International Portfolio	9,289,311	1,572	(114,009)	9,176,874
MFS Research Series	5,522,929	399	(308,287)	5,215,041
MFS Total Return Bond Series	17,019,540	—	(1,339,781)	15,679,759
MFS Value Series	8,990,022	371	(709,473)	8,280,920

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(797,220)	$—	$—	$89,754,832
MFS Global Real Estate Portfolio	1,152,937	—	—	54,776,687
MFS Government Securities Portfolio	(504,995)	—	—	179,135,453
MFS Growth Series	1,037,868	—	—	161,671,636
MFS High Yield Portfolio	(1,017,885)	—	—	89,747,470
MFS Inflation-Adjusted Bond Portfolio	(697,851)	—	—	89,519,260
MFS Institutional Money Market Portfolio	—	—	2,602	1,866,861
MFS International Growth Portfolio	(73,953)	—	—	53,525,389
MFS International Value Portfolio	1,007,402	—	—	54,045,229
MFS Limited Maturity Portfolio	(35,890)	—	—	71,317,822
MFS Mid Cap Growth Series	284,985	—	—	125,819,119
MFS Mid Cap Value Portfolio	(596,841)	—	—	125,442,001
MFS New Discovery Series	(53,269)	—	—	27,083,069
MFS New Discovery Value Portfolio	(84,370)	—	—	26,981,368
MFS Research International Portfolio	(28,211)	—	—	123,153,652
MFS Research Series	759,321	—	—	144,300,192
MFS Total Return Bond Series	(904,861)	—	—	215,439,890
MFS Value Series	1,837,120	—	—	162,554,469
	$1,284,287	$—	$2,602	$1,796,134,399

15

MFS Moderate Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

SEMIANNUAL REPORT

June 30, 2016

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VDV-SEM

MFS® NEW DISCOVERY VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
EPR Properties, REIT	1.9%
Corporate Office Properties Trust, REIT	1.9%
Select Income, REIT	1.8%
El Paso Electric Co.	1.7%
Medical Properties Trust, Inc., REIT	1.7%
Allied World Assurance Co.	1.6%
Wintrust Financial Corp.	1.5%
Portland General Electric Co.	1.5%
Plexus Corp.	1.5%
Store Capital Corp., REIT	1.5%

Equity sectors
Financial Services	37.0%
Industrial Goods & Services	9.3%
Utilities & Communications	6.8%
Technology	6.5%
Health Care	6.3%
Autos & Housing	5.8%
Basic Materials	5.7%
Special Products & Services	5.6%
Retailing	4.5%
Transportation	4.5%
Energy	3.6%
Leisure	2.1%
Consumer Staples	1.1%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.88%	$1,000.00	$1,079.53	$4.55
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
Service Class	Actual	1.13%	$1,000.00	$1,077.83	$5.84
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS New Discovery Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.8%
Aerospace – 0.9%
ManTech International Corp., “A”	13,169	$498,052

Apparel Manufacturers – 0.6%
Sequential Brands Group, Inc. (a)	41,356	$330,021

Automotive – 0.4%
Fenix Parts, Inc. (a)	52,071	$204,639

Brokerage & Asset Managers – 1.9%
NASDAQ, Inc.	9,679	$625,941
Raymond James Financial, Inc.	8,807	434,185

		$1,060,126

Business Services – 5.2%
Forrester Research, Inc.	12,526	$461,708
PRA Group, Inc. (a)	12,701	306,602
RE/MAX Holdings, Inc., “A”	13,629	548,704
Resources Connection, Inc.	39,619	585,569
Travelport Worldwide Ltd.	44,042	567,701
Univar, Inc. (a)	20,379	385,367

		$2,855,651

Chemicals – 0.6%
Ingevity Corp. (a)	9,939	$338,324

Computer Software – 0.2%
Rovi Corp. (a)	7,506	$117,394

Computer Software – Systems – 2.8%
Model N, Inc. (a)	25,062	$334,578
NICE Systems Ltd., ADR	10,626	678,470
Verint Systems, Inc. (a)	15,339	508,181

		$1,521,229

Construction – 5.5%
Armstrong World Industries, Inc. (a)	9,937	$389,034
Beacon Roofing Supply, Inc. (a)	6,448	293,191
Owens Corning	14,538	748,998
Siteone Landscape Supply, Inc. (a)	16,184	550,094
Toll Brothers, Inc. (a)	18,297	492,372
TopBuild Corp. (a)	15,071	545,570

		$3,019,259

Consumer Products – 1.1%
Sensient Technologies Corp.	8,296	$589,348

Consumer Services – 0.5%
ServiceMaster Global Holdings, Inc. (a)	6,607	$262,959

Containers – 2.5%
Berry Plastics Group, Inc. (a)	9,367	$363,908
Graphic Packaging Holding Co.	43,506	545,565
Multi Packaging Solutions International Ltd. (a)	33,812	451,390

		$1,360,863

Electrical Equipment – 3.2%
Advanced Drainage Systems, Inc.	12,364	$338,403
MSC Industrial Direct Co., Inc., “A”	9,355	660,089

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
TriMas Corp. (a)	23,958	$431,244
WESCO International, Inc. (a)	6,315	325,159

		$1,754,895

Electronics – 2.4%
OSI Systems, Inc. (a)	3,487	$202,699
Plexus Corp. (a)	19,312	834,278
Ultratech, Inc. (a)	12,557	288,434

		$1,325,411

Energy – Independent – 1.6%
Cabot Oil & Gas Corp.	12,474	$321,081
Energen Corp.	11,843	570,951

		$892,032

Engineering – Construction – 0.5%
GMS, Inc. (a)	12,795	$284,689

Entertainment – 1.6%
International Speedway Corp.	11,846	$396,249
Parques Reunidos Servicios Centrales S.A.U. (a)	32,029	463,852

		$860,101

Food & Drug Stores – 1.0%
United Natural Foods, Inc. (a)	11,909	$557,341

Health Maintenance Organizations – 0.5%
Molina Healthcare, Inc. (a)	6,053	$302,045

Insurance – 7.7%
Allied World Assurance Co.	25,079	$881,276
Aspen Insurance Holdings Ltd.	11,914	552,571
Everest Re Group Ltd.	3,312	605,003
Hanover Insurance Group, Inc.	6,313	534,206
Safety Insurance Group, Inc.	9,641	593,693
Stewart Information Services Corp.	10,917	452,073
Third Point Reinsurance Ltd. (a)	31,523	369,450
Validus Holdings Ltd.	5,865	284,980

		$4,273,252

Leisure & Toys – 0.6%
Brunswick Corp.	7,023	$318,282

Machinery & Tools – 4.7%
Allison Transmission Holdings, Inc.	24,203	$683,251
Columbus McKinnon Corp.	14,689	207,849
Douglas Dynamics, Inc.	13,014	334,850
Herman Miller, Inc.	10,726	320,600
Joy Global, Inc.	9,085	192,057
Regal Beloit Corp.	10,822	595,751
SPX FLOW, Inc. (a)	10,962	285,779

		$2,620,137

Major Banks – 1.5%
Huntington Bancshares, Inc.	91,432	$817,402

4

MFS New Discovery Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 3.8%
Community Health Systems, Inc. (a)	21,508	$259,171
HMS Holdings Corp. (a)	32,976	580,707
LifePoint Hospitals, Inc. (a)	9,100	594,867
MEDNAX, Inc. (a)	9,386	679,828

		$2,114,573

Medical Equipment – 1.9%
Steris PLC	8,281	$569,319
VWR Corp. (a)	16,131	466,186

		$1,035,505

Natural Gas – Pipeline – 2.1%
Boardwalk Pipeline Partners LP	43,149	$752,950
Columbia Pipeline Partners LP	26,795	401,925

		$1,154,875

Network & Telecom – 1.1%
Ixia (a)	61,218	$601,161

Oil Services – 2.0%
Forum Energy Technologies, Inc. (a)	26,458	$457,988
Frank’s International N.V. (l)	28,456	415,742
Tesco Corp.	35,644	238,458

		$1,112,188

Other Banks & Diversified Financials – 14.4%
Air Lease Corp.	13,150	$352,157
Berkshire Hills Bancorp, Inc.	21,993	592,052
Brookline Bancorp, Inc.	61,062	673,514
Encore Capital Group, Inc. (a)(l)	11,387	267,936
First Interstate BancSystem, Inc.	25,702	722,226
Glacier Bancorp, Inc.	21,761	578,407
Lakeland Financial Corp.	14,792	695,372
PrivateBancorp, Inc.	12,267	540,116
Sandy Spring Bancorp, Inc.	25,610	744,227
Santander Consumer USA Holdings, Inc. (a)	25,560	264,035
TCF Financial Corp.	45,835	579,813
Texas Capital Bancshares, Inc. (a)	13,771	643,932
Valley National Bancorp	53,058	483,889
Wintrust Financial Corp.	16,617	847,467

		$7,985,143

Railroad & Shipping – 0.9%
Kirby Corp. (a)	6,951	$433,673
StealthGas, Inc. (a)	20,140	76,129

		$509,802

Real Estate – 11.4%
Corporate Office Properties Trust, REIT	34,823	$1,029,716
EPR Properties, REIT	13,098	1,056,747
Gramercy Property Trust, Inc., REIT	47,394	436,973
Hatteras Financial Corp., REIT	20,325	333,330
Medical Properties Trust, Inc., REIT	61,153	930,137
Select Income, REIT	38,788	1,008,100
STAG Industrial, Inc., REIT	28,730	684,061
Store Capital Corp., REIT	27,794	818,533

		$6,297,597

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 2.6%
A. Schulman, Inc.	19,093	$466,251
Ferro Corp. (a)	44,270	592,333
Ferroglobe PLC	45,593	392,556

		$1,451,140

Specialty Stores – 2.9%
Citi Trends, Inc.	22,438	$348,462
Rent-A-Center, Inc.	15,771	193,668
Tuesday Morning Corp. (a)	49,758	349,301
Urban Outfitters, Inc. (a)	16,029	440,798
Zumiez, Inc. (a)	18,836	269,543

		$1,601,772

Trucking – 3.5%
Knight Transportation, Inc.	30,610	$813,614
Marten Transport Ltd.	37,728	747,014
Swift Transportation Co. (a)	26,107	402,309

		$1,962,937

Utilities – Electric Power – 4.7%
El Paso Electric Co.	19,992	$945,022
Great Plains Energy, Inc.	9,101	276,670
PNM Resources, Inc.	15,789	559,562
Portland General Electric Co.	18,928	835,103

		$2,616,357

Total Common Stocks (Identified Cost, $47,474,699)		$54,606,502

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	452,414	$452,414

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	302,100	$302,100

Total Investments (Identified Cost, $48,229,213)		$55,361,016

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(110,550)

NET ASSETS – 100.0%		$55,250,466

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $47,776,799)	$54,908,602
Underlying affiliated funds, at cost and value	452,414
Total investments, at value, including $303,108 of securities on loan (identified cost, $48,229,213)	$55,361,016
Cash	2,282
Receivables for
Investments sold	1,322,453
Interest and dividends	82,729
Receivable from investment adviser	6,798
Other assets	410
Total assets		$56,775,688
Liabilities
Payables for
Investments purchased	$1,139,962
Fund shares reacquired	33,433
Collateral for securities loaned, at value	302,100
Payable to affiliates
Shareholder servicing costs	16
Distribution and/or service fees	110
Accrued expenses and other liabilities	49,601
Total liabilities		$1,525,222
Net assets		$55,250,466
Net assets consist of
Paid-in capital	$40,942,449
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	7,131,803
Accumulated net realized gain (loss) on investments and foreign currency	6,413,974
Undistributed net investment income	762,240
Net assets		$55,250,466
Shares of beneficial interest outstanding		5,432,451

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$46,972,473	4,613,611	$10.18
Service Class	8,277,993	818,840	10.11

See Notes to Financial Statements

6

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$521,145
Interest	7,311
Dividends from underlying affiliated funds	1,340
Foreign taxes withheld	(2,180)
Total investment income		$527,616
Expenses
Management fee	$242,292
Distribution and/or service fees	10,109
Shareholder servicing costs	1,641
Administrative services fee	9,034
Independent Trustees’ compensation	1,215
Custodian fee	9,177
Shareholder communications	2,806
Audit and tax fees	25,602
Legal fees	247
Miscellaneous	5,370
Total expenses		$307,493
Reduction of expenses by investment adviser	(60,111)
Net expenses		$247,382
Net investment income		$280,234
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,562,393
Foreign currency	1,865
Net realized gain (loss) on investments and foreign currency		$1,564,258
Change in unrealized appreciation (depreciation)
Investments	$2,357,435
Translation of assets and liabilities in foreign currencies	8
Net unrealized gain (loss) on investments and foreign currency translation		$2,357,443
Net realized and unrealized gain (loss) on investments and foreign currency		$3,921,701
Change in net assets from operations		$4,201,935

See Notes to Financial Statements

7

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$280,234	$484,169
Net realized gain (loss) on investments and foreign currency	1,564,258	5,279,085
Net unrealized gain (loss) on investments and foreign currency translation	2,357,443	(7,016,202)
Change in net assets from operations	$4,201,935	$(1,252,948)
Distributions declared to shareholders
From net investment income	$—	$(344,337)
From net realized gain on investments	—	(5,015,560)
Total distributions declared to shareholders	$—	$(5,359,897)
Change in net assets from fund share transactions	$(4,456,263)	$(3,104,656)
Total change in net assets	$(254,328)	$(9,717,501)
Net assets
At beginning of period	55,504,794	65,222,295
At end of period (including undistributed net investment income of $762,240 and $482,006, respectively)	$55,250,466	$55,504,794

See Notes to Financial Statements

8

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$9.44		$10.74	$12.12	$8.85	$8.33	$11.18
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.09	$0.06	$0.06	$0.11	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(0.40)	0.35	3.44	0.72	(0.88)
Total from investment operations	$0.74		$(0.31)	$0.41	$3.50	$0.83	$(0.84)
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.07)	$(0.12)	$(0.01)	$(0.07)
From net realized gain on investments	—		(0.92)	(1.72)	(0.11)	(0.30)	(1.94)
Total distributions declared to shareholders	$—		$(0.99)	$(1.79)	$(0.23)	$(0.31)	$(2.01)
Net asset value, end of period (x)	$10.18		$9.44	$10.74	$12.12	$8.85	$8.33
Total return (%) (k)(r)(s)(x)	7.84	(n)	(2.56)	3.44	39.94	9.90	(6.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.10	1.10	1.06	1.13	1.24
Expenses after expense reductions (f)	0.88	(a)	0.88	0.98	1.05	N/A	1.15
Net investment income	1.08	(a)	0.83	0.56	0.55	1.23	0.36
Portfolio turnover	27	(n)	53	49	55	146	50
Net assets at end of period (000 omitted)	$46,972		$47,068	$54,917	$57,686	$52,375	$43,958

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$9.38		$10.68	$12.06	$8.80	$8.30	$11.14
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06	$0.03	$0.03	$0.08	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(0.40)	0.34	3.43	0.72	(0.86)
Total from investment operations	$0.73		$(0.34)	$0.37	$3.46	$0.80	$(0.85)
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.03)	$(0.09)	$—	$(0.05)
From net realized gain on investments	—		(0.92)	(1.72)	(0.11)	(0.30)	(1.94)
Total distributions declared to shareholders	$—		$(0.96)	$(1.75)	$(0.20)	$(0.30)	$(1.99)
Net asset value, end of period (x)	$10.11		$9.38	$10.68	$12.06	$8.80	$8.30
Total return (%) (k)(r)(s)(x)	7.78	(n)	(2.90)	3.19	39.68	9.60	(6.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.35	1.35	1.31	1.38	1.48
Expenses after expense reductions (f)	1.13	(a)	1.13	1.23	1.30	N/A	1.40
Net investment income	0.82	(a)	0.58	0.30	0.29	0.91	0.12
Portfolio turnover	27	(n)	53	49	55	146	50
Net assets at end of period (000 omitted)	$8,278		$8,437	$10,305	$11,434	$11,816	$11,847

See Notes to Financial Statements

9

MFS New Discovery Value Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS New Discovery Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$54,606,502	$—	$—	$54,606,502
Mutual Funds	754,514	—	—	754,514
Total Investments	$55,361,016	$—	$—	$55,361,016

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $303,108. The fair value of the fund’s investment securities on loan and a related liability of $302,100 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund’s securities on loan net of the related collateral is $1,008 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

12

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$650,770
Long-term capital gains	4,709,127
Total distributions	$5,359,897

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$48,632,195
Gross appreciation	9,018,912
Gross depreciation	(2,290,091)
Net unrealized appreciation (depreciation)	$6,728,821

As of 12/31/15
Undistributed ordinary income	1,506,537
Undistributed long-term capital gain	4,180,187
Other temporary differences	(8)
Net unrealized appreciation (depreciation)	4,419,366

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$315,034	$—	$4,256,112
Service Class	—	29,303	—	759,448
Total	$—	$344,337	$—	$5,015,560

13

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $250 million of average daily net assets	0.90%
Average daily net assets in excess of $250 million	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $1,926, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, this reduction amounted to $58,185, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $1,336, which equated to 0.0050% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $305.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0335% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $54 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $14,818,561 and $18,315,193, respectively.

14

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	92,913	$906,802	182,362	$1,821,842
Service Class	47,823	444,283	68,788	652,953
	140,736	$1,351,085	251,150	$2,474,795
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	500,125	$4,571,146
Service Class	—	—	86,771	788,751
	—	$—	586,896	$5,359,897
Shares reacquired
Initial Class	(467,912)	$(4,614,004)	(806,455)	$(8,613,178)
Service Class	(128,448)	(1,193,344)	(221,257)	(2,326,170)
	(596,360)	$(5,807,348)	(1,027,712)	$(10,939,348)
Net change
Initial Class	(374,999)	$(3,707,202)	(123,968)	$(2,220,190)
Service Class	(80,625)	(749,061)	(65,698)	(884,466)
	(455,624)	$(4,456,263)	(189,666)	$(3,104,656)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 49%, 16%, and 12%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $144 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,447,088	6,655,414	(7,650,088)	452,414

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,340	$452,414

15

MFS New Discovery Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2016

*	Print name and title of each signing officer under his or her signature.